UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3329

Variable Insurance Products Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

High Income Portfolio

September 30, 2018

VIPHI-QTLY-1118
1.808795.114

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 90.8%
	Principal Amount	Value
Convertible Bonds - 0.5%
Broadcasting - 0.5%
DISH Network Corp.:
2.375% 3/15/24	$4,480,000	$3,970,776
3.375% 8/15/26	1,580,000	1,506,950
		5,477,726
Nonconvertible Bonds - 90.3%
Aerospace - 2.3%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	5,085,000	5,104,069
Bombardier, Inc.:
6.125% 1/15/23 (a)	7,925,000	7,959,672
7.5% 12/1/24 (a)	1,705,000	1,798,775
BWX Technologies, Inc. 5.375% 7/15/26 (a)	2,935,000	2,946,006
TransDigm, Inc.:
6% 7/15/22	1,725,000	1,753,031
6.375% 6/15/26	4,340,000	4,383,400
		23,944,953
Air Transportation - 0.2%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(b)	2,070,000	2,152,800
Banks & Thrifts - 1.9%
Ally Financial, Inc.:
5.75% 11/20/25	12,260,000	12,658,450
8% 11/1/31	6,215,000	7,527,919
		20,186,369
Broadcasting - 1.4%
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	6,435,000	6,334,035
5% 8/1/27 (a)	3,455,000	3,324,436
5.375% 4/15/25 (a)	1,495,000	1,500,606
6% 7/15/24 (a)	3,330,000	3,455,541
		14,614,618
Cable/Satellite TV - 9.0%
Altice SA:
7.625% 2/15/25 (a)	4,180,000	3,809,652
7.75% 5/15/22 (a)	10,985,000	10,669,181
Altice U.S. Finance SA:
5.375% 7/15/23 (a)	5,000,000	5,056,250
5.5% 5/15/26 (a)	7,580,000	7,557,260
7.75% 7/15/25 (a)	2,825,000	3,008,625
Cablevision Systems Corp. 5.875% 9/15/22	1,695,000	1,727,841
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	9,710,000	9,295,383
5% 2/1/28 (a)	13,430,000	12,622,857
5.125% 5/1/23 (a)	1,065,000	1,069,313
5.125% 5/1/27 (a)	5,530,000	5,243,048
5.5% 5/1/26 (a)	4,285,000	4,236,794
5.875% 4/1/24 (a)	2,000,000	2,042,500
Cequel Communications Holdings I LLC/Cequel Capital Corp. 7.5% 4/1/28 (a)	2,370,000	2,482,575
CSC Holdings LLC:
5.375% 2/1/28 (a)	1,625,000	1,551,875
5.5% 4/15/27 (a)	2,245,000	2,184,116
DISH DBS Corp.:
5.875% 11/15/24	3,685,000	3,302,681
6.75% 6/1/21	2,110,000	2,154,838
7.75% 7/1/26	2,070,000	1,961,325
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	3,170,000	3,138,300
Ziggo Bond Finance BV:
5.875% 1/15/25 (a)	2,965,000	2,783,394
6% 1/15/27 (a)	3,095,000	2,820,319
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	4,770,000	4,475,453
		93,193,580
Capital Goods - 0.7%
AECOM:
5.125% 3/15/27	3,550,000	3,461,605
5.875% 10/15/24	3,735,000	3,955,888
		7,417,493
Chemicals - 4.0%
CF Industries Holdings, Inc.:
3.45% 6/1/23	1,110,000	1,069,763
4.5% 12/1/26 (a)	770,000	764,475
5.15% 3/15/34	170,000	161,925
Kraton Polymers LLC/Kraton Polymers Capital Corp. 7% 4/15/25 (a)	3,080,000	3,164,700
NOVA Chemicals Corp.:
4.875% 6/1/24 (a)	4,000,000	3,851,000
5.25% 6/1/27 (a)	890,000	828,813
OCI NV 6.625% 4/15/23 (a)	3,285,000	3,399,975
Olin Corp.:
5% 2/1/30	950,000	888,250
5.125% 9/15/27	2,270,000	2,184,875
Platform Specialty Products Corp. 5.875% 12/1/25 (a)	6,140,000	6,058,768
The Chemours Co. LLC 5.375% 5/15/27	2,675,000	2,581,375
TPC Group, Inc. 8.75% 12/15/20 (a)	6,400,000	6,384,000
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (a)	2,810,000	2,708,981
Tronox Finance PLC 5.75% 10/1/25 (a)	2,555,000	2,369,763
Tronox, Inc. 6.5% 4/15/26 (a)	3,310,000	3,190,013
Valvoline, Inc. 4.375% 8/15/25	2,355,000	2,190,150
		41,796,826
Consumer Products - 0.3%
Coty, Inc. 6.5% 4/15/26 (a)	2,285,000	2,129,334
Prestige Brands, Inc. 6.375% 3/1/24 (a)	945,000	955,631
		3,084,965
Containers - 2.1%
Ard Securities Finance Sarl 8.75% 1/31/23 pay-in-kind (a)(b)	1,720,167	1,720,167
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (a)	4,155,000	4,113,450
6% 2/15/25 (a)	920,000	900,450
7.25% 5/15/24 (a)	1,275,000	1,333,969
Crown Americas LLC / Crown Americas Capital Corp. IV 4.75% 2/1/26 (a)	2,075,000	1,986,813
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	3,105,000	2,841,075
OI European Group BV 4% 3/15/23 (a)	2,850,000	2,707,500
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	4,115,000	4,073,850
Silgan Holdings, Inc. 4.75% 3/15/25	2,680,000	2,569,450
		22,246,724
Diversified Financial Services - 5.8%
Aircastle Ltd.:
4.125% 5/1/24	970,000	954,075
5% 4/1/23	2,365,000	2,428,952
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (a)	1,585,000	1,440,369
Financial & Risk U.S. Holdings, Inc. 6.25% 5/15/26 (a)(c)	2,015,000	2,013,741
FLY Leasing Ltd.:
5.25% 10/15/24	2,687,000	2,582,879
6.375% 10/15/21	2,890,000	2,976,700
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	8,165,000	8,267,063
6% 8/1/20	2,390,000	2,433,426
6.25% 2/1/22	8,390,000	8,599,750
6.375% 12/15/25	2,140,000	2,148,025
6.75% 2/1/24	4,500,000	4,606,875
MSCI, Inc. 4.75% 8/1/26 (a)	6,120,000	6,074,100
Navient Corp.:
6.5% 6/15/22	1,490,000	1,525,492
7.25% 9/25/23	1,288,000	1,365,280
Quicken Loans, Inc. 5.25% 1/15/28 (a)	3,840,000	3,566,400
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (a)	1,190,000	1,112,650
6.875% 2/15/23 (a)	400,000	385,000
SLM Corp.:
5.5% 1/25/23	2,490,000	2,483,775
6.125% 3/25/24	687,000	687,000
7.25% 1/25/22	1,485,000	1,566,675
Tempo Acquisition LLC 6.75% 6/1/25 (a)	2,920,000	2,839,700
		60,057,927
Diversified Media - 1.2%
E.W. Scripps Co. 5.125% 5/15/25 (a)	760,000	730,550
MDC Partners, Inc. 6.5% 5/1/24 (a)	7,085,000	6,270,225
Nielsen Co. S.a.r.l. (Luxembourg):
5% 2/1/25 (a)	3,295,000	3,229,100
5.5% 10/1/21 (a)	450,000	452,588
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	2,250,000	2,195,978
		12,878,441
Energy - 16.8%
Antero Resources Corp. 5.125% 12/1/22	4,015,000	4,065,188
California Resources Corp. 8% 12/15/22 (a)	6,120,000	5,836,950
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	5,325,000	5,344,969
5.875% 3/31/25	2,935,000	3,081,750
7% 6/30/24	4,335,000	4,746,825
Cheniere Energy Partners LP:
5.25% 10/1/25	6,355,000	6,355,000
5.625% 10/1/26 (a)	1,190,000	1,198,568
Chesapeake Energy Corp.:
4.875% 4/15/22	1,915,000	1,859,944
5.75% 3/15/23	3,275,000	3,189,031
8% 1/15/25	1,660,000	1,713,120
8% 6/15/27	2,000,000	2,039,000
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	3,500,000	3,491,250
Comstock Escrow Corp. 9.75% 8/15/26 (a)	3,880,000	3,871,464
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.0841% 6/15/22 (a)(b)(d)	7,095,000	7,097,559
6.5% 5/15/26 (a)	2,195,000	2,216,950
6.875% 6/15/25 (a)	2,230,000	2,316,413
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25	2,080,000	2,124,200
DCP Midstream Operating LP 5.375% 7/15/25	2,950,000	2,997,938
Denbury Resources, Inc.:
4.625% 7/15/23	130,000	114,319
5.5% 5/1/22	1,395,000	1,283,400
6.375% 8/15/21	435,000	424,125
9% 5/15/21 (a)	3,350,000	3,622,188
9.25% 3/31/22 (a)	4,095,000	4,422,600
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	455,000	455,000
5.75% 1/30/28 (a)	455,000	455,000
Ensco PLC 7.75% 2/1/26	5,350,000	5,309,875
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (a)	5,930,000	5,974,475
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21	2,615,000	2,628,075
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	5,445,000	5,499,450
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	3,140,000	3,063,855
5.75% 10/1/25 (a)	1,995,000	2,002,481
Indigo Natural Resources LLC 6.875% 2/15/26 (a)	1,285,000	1,243,238
Jonah Energy LLC 7.25% 10/15/25 (a)	1,650,000	1,262,250
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (a)	2,405,000	2,398,988
Nabors Industries, Inc.:
5.5% 1/15/23	4,662,000	4,578,778
5.75% 2/1/25	1,365,000	1,308,187
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	3,810,000	3,733,800
4.5% 9/15/27 (a)	565,000	540,988
Noble Holding International Ltd.:
5.25% 3/15/42	1,160,000	839,550
7.75% 1/15/24	1,314,000	1,304,145
7.875% 2/1/26 (a)	3,435,000	3,563,813
7.95% 4/1/25 (b)	1,695,000	1,654,744
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	410,000	407,950
5.375% 1/15/25 (a)	3,145,000	3,152,863
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	4,315,000	4,406,694
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 11/15/23	4,045,000	3,923,650
SemGroup Corp.:
6.375% 3/15/25	3,375,000	3,315,938
7.25% 3/15/26	2,145,000	2,139,638
Southwestern Energy Co. 4.1% 3/15/22	1,800,000	1,793,250
Summit Midstream Holdings LLC 5.75% 4/15/25	3,515,000	3,383,188
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/28 (a)	3,100,000	3,013,200
5.125% 2/1/25	5,120,000	5,145,600
5.25% 5/1/23	400,000	404,500
5.375% 2/1/27	665,000	665,000
6.75% 3/15/24	6,065,000	6,390,994
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	550,000	537,625
5% 1/31/28 (a)	2,550,000	2,371,500
U.S.A. Compression Partners LP 6.875% 4/1/26 (a)	2,981,000	3,077,883
Weatherford International Ltd.:
5.95% 4/15/42	665,000	475,475
6.5% 8/1/36	2,160,000	1,625,400
7% 3/15/38	771,000	597,525
9.875% 2/15/24	725,000	708,688
Weatherford International, Inc. 9.875% 3/1/25 (a)	4,945,000	4,771,925
		173,537,929
Entertainment/Film - 0.3%
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	2,815,764	2,759,449
Environmental - 0.4%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	3,630,000	3,602,775
Tervita Escrow Corp. 7.625% 12/1/21 (a)	475,000	489,844
		4,092,619
Food/Beverage/Tobacco - 3.1%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	5,150,000	5,098,500
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.875% 7/15/24 (a)	8,540,000	8,411,900
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	4,465,000	4,370,119
4.875% 11/1/26 (a)	905,000	886,900
Post Holdings, Inc.:
5% 8/15/26 (a)	1,950,000	1,843,823
5.625% 1/15/28 (a)	1,715,000	1,650,688
5.75% 3/1/27 (a)	1,635,000	1,606,388
Vector Group Ltd. 6.125% 2/1/25 (a)	8,649,000	8,000,325
		31,868,643
Gaming - 3.8%
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (a)	6,330,000	6,029,325
Delta Merger Sub, Inc. 6% 9/15/26 (a)	485,000	491,063
Eldorado Resorts, Inc. 6% 4/1/25	2,095,000	2,121,188
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	2,645,000	2,686,817
MCE Finance Ltd. 4.875% 6/6/25 (a)	2,075,000	1,963,205
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	5,695,000	5,381,775
4.5% 1/15/28	2,895,000	2,649,215
Scientific Games Corp.:
5% 10/15/25 (a)	1,800,000	1,710,000
6.625% 5/15/21	3,910,000	3,890,450
Stars Group Holdings BV 7% 7/15/26 (a)	3,955,000	4,080,334
Station Casinos LLC 5% 10/1/25 (a)	2,575,000	2,466,335
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	1,515,000	1,407,056
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	1,080,000	1,016,550
5.5% 10/1/27 (a)	3,650,000	3,429,212
		39,322,525
Healthcare - 8.4%
Catalent Pharma Solutions 4.875% 1/15/26 (a)	400,000	385,000
Community Health Systems, Inc.:
5.125% 8/1/21	4,150,000	4,035,875
6.25% 3/31/23	12,320,000	11,719,400
8.625% 1/15/24 (a)	2,785,000	2,885,956
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	5,145,000	5,016,375
HCA Holdings, Inc.:
4.5% 2/15/27	3,855,000	3,787,538
5% 3/15/24	1,655,000	1,696,375
5.25% 6/15/26	3,000,000	3,086,250
5.875% 2/15/26	1,670,000	1,738,888
Hologic, Inc.:
4.375% 10/15/25 (a)	2,070,000	1,971,675
4.625% 2/1/28 (a)	395,000	370,313
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	1,345,000	1,296,244
5.25% 8/1/26	1,515,000	1,507,425
5.5% 5/1/24	2,870,000	2,897,265
6.375% 3/1/24	1,275,000	1,338,750
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (a)	1,550,000	1,514,350
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	765,000	766,913
Service Corp. International 4.625% 12/15/27	2,135,000	2,044,263
Teleflex, Inc.:
4.625% 11/15/27	1,235,000	1,175,844
4.875% 6/1/26	4,115,000	4,073,850
Tenet Healthcare Corp.:
4.375% 10/1/21	2,250,000	2,240,258
4.625% 7/15/24	1,540,000	1,496,880
5.125% 5/1/25	1,030,000	1,014,550
6.75% 6/15/23	2,295,000	2,286,394
8.125% 4/1/22	9,190,000	9,684,422
THC Escrow Corp. III 7% 8/1/25	2,655,000	2,623,804
Valeant Pharmaceuticals International, Inc.:
5.625% 12/1/21 (a)	1,825,000	1,818,156
5.875% 5/15/23 (a)	1,520,000	1,475,540
7% 3/15/24 (a)	5,000,000	5,282,500
9.25% 4/1/26 (a)	5,000,000	5,393,750
Wellcare Health Plans, Inc. 5.375% 8/15/26 (a)	670,000	681,725
		87,306,528
Homebuilders/Real Estate - 0.7%
Howard Hughes Corp. 5.375% 3/15/25 (a)	6,200,000	6,138,000
Starwood Property Trust, Inc. 4.75% 3/15/25	1,015,000	971,974
		7,109,974
Hotels - 0.6%
Hilton Escrow Issuer LLC 4.25% 9/1/24	4,225,000	4,088,955
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	2,525,000	2,502,906
		6,591,861
Insurance - 0.3%
AmWINS Group, Inc. 7.75% 7/1/26 (a)	3,110,000	3,234,400
Leisure - 0.5%
Mattel, Inc. 6.75% 12/31/25 (a)	2,700,000	2,646,000
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	840,000	846,300
7.25% 11/30/21 (a)	1,895,000	1,961,325
		5,453,625
Metals/Mining - 2.7%
Constellium NV 5.875% 2/15/26 (a)	1,780,000	1,742,175
First Quantum Minerals Ltd.:
6.5% 3/1/24 (a)	1,710,000	1,564,650
6.875% 3/1/26 (a)	1,745,000	1,583,588
7% 2/15/21 (a)	2,215,000	2,190,081
7.25% 5/15/22 (a)	1,360,000	1,331,100
7.25% 4/1/23 (a)	4,110,000	3,914,775
7.5% 4/1/25 (a)	1,980,000	1,878,525
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	2,885,000	2,856,150
5.125% 3/15/23 (a)	1,065,000	1,053,019
5.125% 5/15/24 (a)	1,255,000	1,218,291
Freeport-McMoRan, Inc.:
3.875% 3/15/23	2,770,000	2,679,753
4.55% 11/14/24	2,735,000	2,652,950
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	3,188,000	3,008,675
		27,673,732
Publishing/Printing - 0.3%
Multi-Color Corp. 4.875% 11/1/25 (a)	2,815,000	2,632,025
Restaurants - 1.2%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	1,785,000	1,694,197
5% 10/15/25 (a)	3,190,000	3,054,457
Golden Nugget, Inc. 6.75% 10/15/24 (a)	7,515,000	7,623,066
		12,371,720
Services - 2.7%
APX Group, Inc.:
7.625% 9/1/23	1,750,000	1,616,563
8.75% 12/1/20	4,240,000	4,240,000
Aramark Services, Inc.:
4.75% 6/1/26	4,250,000	4,165,000
5% 2/1/28 (a)	1,945,000	1,906,100
5.125% 1/15/24	1,475,000	1,490,856
Avantor, Inc. 6% 10/1/24 (a)	1,760,000	1,786,400
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	2,320,000	2,384,682
CDK Global, Inc.:
4.875% 6/1/27	1,105,000	1,077,375
5.875% 6/15/26	1,940,000	2,003,787
Frontdoor, Inc. 6.75% 8/15/26 (a)	890,000	916,700
IHS Markit Ltd. 4.75% 2/15/25 (a)	1,840,000	1,866,735
Laureate Education, Inc. 8.25% 5/1/25 (a)	2,835,000	3,035,803
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	1,520,000	1,230,440
		27,720,441
Steel - 0.5%
Commercial Metals Co. 5.375% 7/15/27	5,005,000	4,704,700
Super Retail - 0.6%
Netflix, Inc.:
4.375% 11/15/26	3,355,000	3,143,971
4.875% 4/15/28 (a)	2,805,000	2,636,700
		5,780,671
Technology - 4.1%
Ensemble S Merger Sub, Inc. 9% 9/30/23 (a)	885,000	922,613
Fair Isaac Corp. 5.25% 5/15/26 (a)	4,065,000	4,100,569
Gartner, Inc. 5.125% 4/1/25 (a)	795,000	799,269
Micron Technology, Inc. 5.5% 2/1/25	1,830,000	1,892,440
Nuance Communications, Inc.:
5.375% 8/15/20 (a)	207,000	207,621
5.625% 12/15/26	3,135,000	3,150,487
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (a)	2,190,000	2,168,100
4.125% 6/1/21 (a)	1,955,000	1,952,889
Open Text Corp. 5.875% 6/1/26 (a)	6,385,000	6,572,559
Qorvo, Inc. 5.5% 7/15/26 (a)	2,150,000	2,182,530
Sensata Technologies BV 5% 10/1/25 (a)	4,960,000	4,953,651
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	1,740,000	1,831,350
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	3,650,000	3,999,670
Symantec Corp. 5% 4/15/25 (a)	3,445,000	3,413,981
TTM Technologies, Inc. 5.625% 10/1/25 (a)	3,925,000	3,934,813
		42,082,542
Telecommunications - 8.1%
Altice Financing SA 6.625% 2/15/23 (a)	1,195,000	1,203,963
Altice Finco SA 7.625% 2/15/25 (a)	4,190,000	3,771,000
Equinix, Inc. 5.375% 4/1/23	940,000	962,325
Frontier Communications Corp. 11% 9/15/25	3,360,000	2,619,826
Intelsat Jackson Holdings SA:
8% 2/15/24 (a)	4,750,000	4,999,375
8.5% 10/15/24 (a)	3,560,000	3,599,160
9.5% 9/30/22 (a)	2,000,000	2,325,000
Level 3 Communications, Inc. 5.75% 12/1/22	2,425,000	2,452,766
Level 3 Financing, Inc.:
5.25% 3/15/26	5,620,000	5,528,956
5.375% 1/15/24	1,305,000	1,307,271
Neptune Finco Corp. 6.625% 10/15/25 (a)	5,000,000	5,268,750
Qwest Corp. 6.75% 12/1/21	2,000,000	2,134,492
SFR Group SA 8.125% 2/1/27 (a)	2,945,000	3,033,350
Sprint Communications, Inc. 6% 11/15/22	7,195,000	7,338,900
Sprint Corp.:
7.25% 9/15/21	3,060,000	3,232,125
7.625% 3/1/26	1,980,000	2,095,335
7.875% 9/15/23	12,475,000	13,440,039
T-Mobile U.S.A., Inc.:
4.5% 2/1/26	2,245,000	2,142,561
5.125% 4/15/25	2,295,000	2,312,213
6.375% 3/1/25	1,000,000	1,041,800
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	2,400,000	2,256,000
U.S. West Communications 7.25% 9/15/25	1,380,000	1,481,874
Wind Tre SpA 5% 1/20/26 (a)	4,165,000	3,621,676
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (a)	3,585,000	3,592,170
6.375% 5/15/25	1,765,000	1,833,870
		83,594,797
Transportation Ex Air/Rail - 1.1%
Avolon Holdings Funding Ltd. 5.125% 10/1/23 (a)	3,205,000	3,233,044
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	7,065,000	5,835,690
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (a)	930,000	732,375
11.25% 8/15/22 (a)	1,840,000	1,674,400
		11,475,509
Utilities - 5.2%
Clearway Energy Operating LLC 5.75% 10/15/25 (a)(c)	1,720,000	1,736,125
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	4,377,000	4,732,631
DPL, Inc. 6.75% 10/1/19	1,299,000	1,331,475
Dynegy, Inc. 7.625% 11/1/24	2,925,000	3,148,031
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	4,546,000	4,503,449
7% 6/15/23	5,750,000	5,821,875
InterGen NV 7% 6/30/23 (a)	3,430,000	3,395,700
NRG Energy, Inc.:
5.75% 1/15/28 (a)	1,190,000	1,201,900
6.25% 5/1/24	755,000	785,200
6.625% 1/15/27	900,000	944,550
NRG Yield Operating LLC 5% 9/15/26	2,150,000	2,058,625
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	10,772,259	11,809,089
The AES Corp.:
4.5% 3/15/23	1,440,000	1,443,600
4.875% 5/15/23	4,135,000	4,171,181
6% 5/15/26	3,205,000	3,377,269
Vistra Operations Co. LLC 5.5% 9/1/26 (a)	3,490,000	3,529,263
		53,989,963

TOTAL NONCONVERTIBLE BONDS		934,878,349

TOTAL CORPORATE BONDS
(Cost $944,657,824)		940,356,075
	Shares	Value

Common Stocks - 0.1%
Energy - 0.1%
Forbes Energy Services Ltd. (e)(f)	146,156	840,397
Telecommunications - 0.0%
CUI Acquisition Corp. Class E (e)(f)	1	35,011
TOTAL COMMON STOCKS
(Cost $8,275,305)		875,408
	Principal Amount	Value

Bank Loan Obligations - 2.0%
Cable/Satellite TV - 0.3%
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.4084% 8/19/23 (b)(d)	3,331,350	3,259,160
Energy - 0.1%
California Resources Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.9622% 12/31/22 (b)(d)	1,020,000	1,034,872
Gaming - 0.5%
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.25% 10/20/24 (b)(d)	3,061,863	3,069,517
3 month U.S. LIBOR + 7.000% 9.25% 10/20/25 (b)(d)	1,025,000	1,036,531
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 5.0342% 8/14/24 (b)(d)	1,017,798	1,015,895

TOTAL GAMING		5,121,943

Publishing/Printing - 0.2%
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.8861% 8/24/22 (b)(d)	1,541,386	1,546,889
Services - 0.4%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.6361% 6/13/25 (b)(d)	130,000	128,619
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.8861% 6/13/24 (b)(d)	559,923	560,091
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5958% 6/21/24 (b)(d)	3,322,938	3,342,742

TOTAL SERVICES		4,031,452

Telecommunications - 0.5%
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4324% 2/22/24 (b)(d)	2,490,000	2,496,574
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 2/1/24 (b)(d)	3,014,100	3,008,132

TOTAL TELECOMMUNICATIONS		5,504,706

TOTAL BANK LOAN OBLIGATIONS
(Cost $20,406,846)		20,499,022

Preferred Securities - 2.9%
Banks & Thrifts - 2.6%
Bank of America Corp.:
5.2% (b)(g)	4,000,000	4,029,333
5.875% (b)(g)	1,800,000	1,788,924
6.25% (b)(g)	1,550,000	1,642,208
Barclays PLC:
6.625% (b)(g)	2,260,000	2,276,986
7.75% (b)(g)	3,000,000	3,037,996
BNP Paribas SA 7% (a)(b)(g)	535,000	543,293
Citigroup, Inc.:
5.95% (b)(g)	2,590,000	2,670,871
5.95% (b)(g)	1,775,000	1,840,940
Credit Agricole SA:
6.625% (a)(b)(g)	3,300,000	3,334,373
7.875% (a)(b)(g)	2,125,000	2,240,410
Royal Bank of Scotland Group PLC:
7.5% (b)(g)	1,395,000	1,428,419
8.625% (b)(g)	2,065,000	2,212,621

TOTAL BANKS & THRIFTS		27,046,374

Energy - 0.3%
Andeavor Logistics LP 6.875% (b)(g)	2,630,000	2,660,115
TOTAL PREFERRED SECURITIES
(Cost $28,993,649)		29,706,489
	Shares	Value

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 2.11% (h)
(Cost $28,834,433)	28,828,667	28,834,433
TOTAL INVESTMENT IN SECURITIES - 98.6%
(Cost $1,031,168,057)		1,020,271,427
NET OTHER ASSETS (LIABILITIES) - 1.4%		14,877,894
NET ASSETS - 100%		$1,035,149,321

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $546,680,856 or 52.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Non-income producing

 (f) Level 3 security

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$470,265
Total	$470,265

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$840,397	$--	$--	$840,397
Telecommunication Services	35,011	--	--	35,011
Corporate Bonds	940,356,075	--	940,356,075	--
Bank Loan Obligations	20,499,022	--	20,499,022	--
Preferred Securities	29,706,489	--	29,706,489	--
Money Market Funds	28,834,433	28,834,433	--	--
Total Investments in Securities:	$1,020,271,427	$28,834,433	$990,561,586	$875,408

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Value Portfolio

September 30, 2018

VIPVAL-QTLY-1118
1.808786.114

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 11.1%
Diversified Consumer Services - 0.5%
Houghton Mifflin Harcourt Co. (a)	226,500	$1,585,500
Hotels, Restaurants & Leisure - 2.1%
Eldorado Resorts, Inc. (a)	63,800	3,100,680
U.S. Foods Holding Corp. (a)	126,300	3,892,566
		6,993,246
Household Durables - 1.5%
D.R. Horton, Inc.	51,800	2,184,924
Mohawk Industries, Inc. (a)	15,900	2,788,065
		4,972,989
Leisure Products - 0.7%
Mattel, Inc. (b)	146,900	2,306,330
Media - 4.2%
Discovery Communications, Inc. Class A (a)(b)	92,000	2,944,000
Interpublic Group of Companies, Inc.	113,800	2,602,606
Liberty Global PLC Class C (a)	86,000	2,421,760
Nexstar Broadcasting Group, Inc. Class A	23,300	1,896,620
The Walt Disney Co.	36,900	4,315,086
		14,180,072
Multiline Retail - 1.0%
Dollar Tree, Inc. (a)	42,700	3,482,185
Specialty Retail - 1.1%
Lowe's Companies, Inc.	33,900	3,892,398

TOTAL CONSUMER DISCRETIONARY		37,412,720

CONSUMER STAPLES - 5.9%
Food Products - 2.9%
Danone SA	56,400	4,383,138
Darling International, Inc. (a)	164,600	3,180,072
TreeHouse Foods, Inc. (a)	43,000	2,057,550
		9,620,760
Household Products - 1.0%
Spectrum Brands Holdings, Inc.	47,300	3,534,256
Personal Products - 0.6%
Coty, Inc. Class A	166,000	2,084,960
Tobacco - 1.4%
British American Tobacco PLC sponsored ADR	98,900	4,611,707

TOTAL CONSUMER STAPLES		19,851,683

ENERGY - 11.3%
Energy Equipment & Services - 0.7%
Baker Hughes, a GE Co. Class A	69,800	2,361,334
Oil, Gas & Consumable Fuels - 10.6%
BP PLC sponsored ADR	99,007	4,564,223
Cenovus Energy, Inc. (Canada)	169,100	1,698,004
Cheniere Energy, Inc. (a)	44,000	3,057,560
ConocoPhillips Co.	81,900	6,339,060
Encana Corp.	145,100	1,901,864
Lundin Petroleum AB	125,000	4,784,864
Noble Energy, Inc.	80,200	2,501,438
Suncor Energy, Inc.	96,200	3,722,429
Teekay LNG Partners LP	157,700	2,633,590
Teekay Offshore Partners LP	579,100	1,355,094
Valero Energy Corp.	30,000	3,412,500
		35,970,626

TOTAL ENERGY		38,331,960

FINANCIALS - 22.1%
Banks - 6.3%
PNC Financial Services Group, Inc.	34,900	4,753,031
U.S. Bancorp	131,047	6,920,592
Wells Fargo & Co.	181,800	9,555,408
		21,229,031
Capital Markets - 6.9%
Ameriprise Financial, Inc.	22,900	3,381,414
Apollo Global Management LLC Class A	106,400	3,676,120
Ares Management LP	126,400	2,932,480
BlackRock, Inc. Class A	7,968	3,755,557
Invesco Ltd.	94,800	2,169,024
State Street Corp.	41,400	3,468,492
The Blackstone Group LP	104,200	3,967,936
		23,351,023
Consumer Finance - 3.8%
Capital One Financial Corp.	53,500	5,078,755
OneMain Holdings, Inc. (a)	109,500	3,680,295
Synchrony Financial	130,700	4,062,156
		12,821,206
Diversified Financial Services - 3.0%
Berkshire Hathaway, Inc. Class B (a)	47,300	10,127,404
Insurance - 2.1%
American International Group, Inc.	61,700	3,284,908
Chubb Ltd.	28,300	3,782,012
		7,066,920

TOTAL FINANCIALS		74,595,584

HEALTH CARE - 13.3%
Health Care Providers & Services - 3.5%
Cigna Corp.	25,000	5,206,250
CVS Health Corp.	82,900	6,525,888
		11,732,138
Pharmaceuticals - 9.8%
Allergan PLC	24,100	4,590,568
Bayer AG	30,200	2,678,760
Jazz Pharmaceuticals PLC (a)	33,474	5,627,984
Merck & Co., Inc.	108,700	7,711,178
Novartis AG sponsored ADR	45,400	3,911,664
Roche Holding AG (participation certificate)	15,554	3,761,197
Sanofi SA sponsored ADR	110,400	4,931,568
		33,212,919

TOTAL HEALTH CARE		44,945,057

INDUSTRIALS - 8.9%
Aerospace & Defense - 3.0%
Huntington Ingalls Industries, Inc.	16,000	4,097,280
United Technologies Corp.	43,300	6,053,773
		10,151,053
Airlines - 0.8%
American Airlines Group, Inc.	63,400	2,620,322
Commercial Services & Supplies - 0.8%
The Brink's Co.	41,200	2,873,700
Construction & Engineering - 0.9%
AECOM (a)	94,785	3,095,678
Machinery - 0.9%
WABCO Holdings, Inc. (a)	26,100	3,078,234
Trading Companies & Distributors - 2.5%
AerCap Holdings NV (a)	53,600	3,083,072
Fortress Transportation & Infrastructure Investors LLC	77,269	1,404,750
HD Supply Holdings, Inc. (a)	91,100	3,898,169
		8,385,991

TOTAL INDUSTRIALS		30,204,978

INFORMATION TECHNOLOGY - 10.1%
Communications Equipment - 0.7%
CommScope Holding Co., Inc. (a)	79,800	2,454,648
Electronic Equipment & Components - 0.6%
TE Connectivity Ltd.	22,900	2,013,597
IT Services - 5.7%
Amdocs Ltd.	42,300	2,790,954
Cognizant Technology Solutions Corp. Class A	40,100	3,093,715
Conduent, Inc. (a)	116,000	2,612,320
DXC Technology Co.	27,400	2,562,448
First Data Corp. Class A (a)	162,700	3,981,269
Leidos Holdings, Inc.	60,000	4,149,600
		19,190,306
Semiconductors & Semiconductor Equipment - 2.3%
NXP Semiconductors NV	15,000	1,282,500
Qualcomm, Inc.	89,800	6,468,294
		7,750,794
Software - 0.8%
Micro Focus International PLC	140,300	2,609,139

TOTAL INFORMATION TECHNOLOGY		34,018,484

MATERIALS - 6.4%
Chemicals - 4.4%
DowDuPont, Inc.	96,281	6,191,831
LyondellBasell Industries NV Class A	26,800	2,747,268
Nutrien Ltd.	69,620	4,019,866
Westlake Chemical Corp.	21,400	1,778,554
		14,737,519
Construction Materials - 0.7%
Eagle Materials, Inc.	26,400	2,250,336
Containers & Packaging - 1.3%
Crown Holdings, Inc. (a)	58,209	2,794,032
Graphic Packaging Holding Co.	128,800	1,804,488
		4,598,520

TOTAL MATERIALS		21,586,375

REAL ESTATE - 4.8%
Equity Real Estate Investment Trusts (REITs) - 4.8%
American Tower Corp.	27,100	3,937,630
Equinix, Inc.	7,900	3,419,831
Equity Lifestyle Properties, Inc.	32,700	3,153,915
Outfront Media, Inc.	98,800	1,971,060
Public Storage	18,300	3,689,829
		16,172,265
UTILITIES - 5.3%
Electric Utilities - 2.9%
NextEra Energy, Inc.	31,700	5,312,920
PPL Corp.	146,400	4,283,664
		9,596,584
Independent Power and Renewable Electricity Producers - 1.2%
NRG Energy, Inc.	109,600	4,099,040
Multi-Utilities - 1.2%
Sempra Energy	35,900	4,083,625

TOTAL UTILITIES		17,779,249

TOTAL COMMON STOCKS
(Cost $293,829,096)		334,898,355

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 2.11% (c)	3,810,967	3,811,730
Fidelity Securities Lending Cash Central Fund 2.11% (c)(d)	3,099,481	3,099,791
TOTAL MONEY MARKET FUNDS
(Cost $6,911,521)		6,911,521
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $300,740,617)		341,809,876
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(4,216,453)
NET ASSETS - 100%		$337,593,423

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$37,740
Fidelity Securities Lending Cash Central Fund	17,842
Total	$55,582

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$37,412,720	$37,412,720	$--	$--
Consumer Staples	19,851,683	15,468,545	4,383,138	--
Energy	38,331,960	38,331,960	--	--
Financials	74,595,584	74,595,584	--	--
Health Care	44,945,057	38,505,100	6,439,957	--
Industrials	30,204,978	30,204,978	--	--
Information Technology	34,018,484	31,409,345	2,609,139	--
Materials	21,586,375	21,586,375	--	--
Real Estate	16,172,265	16,172,265	--	--
Utilities	17,779,249	17,779,249	--	--
Money Market Funds	6,911,521	6,911,521	--	--
Total Investments in Securities:	$341,809,876	$328,377,642	$13,432,234	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Equity-Income Portfolio

September 30, 2018

VIPEI-QTLY-1118
1.808778.114

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.3%
	Shares	Value
CONSUMER DISCRETIONARY - 8.7%
Automobiles - 0.7%
General Motors Co.	1,048,800	$35,313,096
Hotels, Restaurants & Leisure - 3.5%
Bluegreen Vacations Corp.	155,168	2,775,956
Carnival Corp.	228,600	14,577,822
Cedar Fair LP (depositary unit)	289,200	15,061,536
Dunkin' Brands Group, Inc.	259,300	19,115,596
McDonald's Corp.	570,000	95,355,300
Royal Caribbean Cruises Ltd.	129,100	16,775,254
Wyndham Destinations, Inc.	268,700	11,650,832
Wyndham Hotels & Resorts, Inc.	262,300	14,576,011
		189,888,307
Leisure Products - 0.1%
New Academy Holding Co. LLC unit (a)(b)(c)(d)	127,200	5,048,568
Media - 2.5%
Comcast Corp. Class A	2,432,586	86,137,870
Interpublic Group of Companies, Inc.	682,200	15,601,914
Omnicom Group, Inc.	167,000	11,359,340
The Walt Disney Co.	206,300	24,124,722
		137,223,846
Multiline Retail - 0.4%
Macy's, Inc.	581,600	20,198,968
Specialty Retail - 1.5%
Home Depot, Inc.	131,200	27,178,080
Lowe's Companies, Inc.	207,500	23,825,150
TJX Companies, Inc.	273,400	30,626,268
		81,629,498

TOTAL CONSUMER DISCRETIONARY		469,302,283

CONSUMER STAPLES - 7.6%
Beverages - 0.1%
Keurig Dr. Pepper, Inc.	215,400	4,990,818
Food & Staples Retailing - 1.1%
Walmart, Inc.	651,078	61,142,735
Food Products - 2.4%
Bunge Ltd.	161,200	11,076,052
Hilton Food Group PLC	480,800	6,041,144
McCormick & Co., Inc. (non-vtg.)	166,500	21,936,375
Mondelez International, Inc.	708,500	30,437,160
Nestle SA (Reg. S)	178,049	14,820,198
The J.M. Smucker Co.	213,900	21,948,279
The Kraft Heinz Co.	415,600	22,903,716
		129,162,924
Household Products - 0.7%
Kimberly-Clark Corp.	148,500	16,875,540
Procter & Gamble Co.	237,019	19,727,091
		36,602,631
Personal Products - 0.5%
Unilever NV (Certificaten Van Aandelen) (Bearer)	485,200	26,989,167
Tobacco - 2.8%
Altria Group, Inc.	928,700	56,009,897
British American Tobacco PLC (United Kingdom)	1,301,700	60,685,898
Imperial Tobacco Group PLC	428,266	14,909,573
Philip Morris International, Inc.	233,900	19,072,206
		150,677,574

TOTAL CONSUMER STAPLES		409,565,849

ENERGY - 9.2%
Oil, Gas & Consumable Fuels - 9.2%
BP PLC	2,503,700	19,190,220
Chevron Corp.	977,680	119,550,710
ConocoPhillips Co.	1,181,000	91,409,400
Enterprise Products Partners LP	944,000	27,121,120
Imperial Oil Ltd.	815,400	26,387,737
Phillips 66 Co.	325,500	36,690,360
Suncor Energy, Inc.	1,343,800	51,997,928
The Williams Companies, Inc.	3,135,165	85,245,136
Valero Energy Corp.	334,500	38,049,375
		495,641,986
FINANCIALS - 22.6%
Banks - 13.7%
Bank of America Corp.	5,315,100	156,582,846
Citigroup, Inc.	1,719,400	123,349,756
JPMorgan Chase & Co.	2,009,064	226,702,780
KeyCorp	890,813	17,718,271
Lakeland Financial Corp.	2,100	97,608
Regions Financial Corp.	774,400	14,210,240
SunTrust Banks, Inc.	556,800	37,188,672
Wells Fargo & Co.	3,085,786	162,188,912
		738,039,085
Capital Markets - 5.0%
KKR & Co. LP	4,273,721	116,544,372
State Street Corp.	362,402	30,362,040
The Blackstone Group LP	3,243,826	123,524,894
		270,431,306
Consumer Finance - 1.0%
Capital One Financial Corp.	364,500	34,601,985
Discover Financial Services	251,300	19,211,885
		53,813,870
Insurance - 2.9%
Aspen Insurance Holdings Ltd.	85,900	3,590,620
Axis Capital Holdings Ltd.	75,300	4,345,563
Chubb Ltd.	496,171	66,308,292
Marsh & McLennan Companies, Inc.	166,500	13,772,880
MetLife, Inc.	903,370	42,205,446
The Travelers Companies, Inc.	182,300	23,646,133
		153,868,934

TOTAL FINANCIALS		1,216,153,195

HEALTH CARE - 12.9%
Biotechnology - 2.2%
Amgen, Inc.	580,471	120,325,834
Health Care Equipment & Supplies - 2.4%
Becton, Dickinson & Co.	312,900	81,666,900
Danaher Corp.	425,100	46,191,366
		127,858,266
Health Care Providers & Services - 1.8%
CVS Health Corp.	529,400	41,674,368
HealthSouth Corp.	1	78
UnitedHealth Group, Inc.	209,100	55,628,964
		97,303,410
Pharmaceuticals - 6.5%
AstraZeneca PLC (United Kingdom)	486,738	37,938,350
Bristol-Myers Squibb Co.	371,900	23,087,552
GlaxoSmithKline PLC	1,696,200	34,016,809
Johnson & Johnson	1,252,168	173,012,053
Roche Holding AG (participation certificate)	158,032	38,214,578
Sanofi SA	467,781	41,794,936
		348,064,278

TOTAL HEALTH CARE		693,551,788

INDUSTRIALS - 7.7%
Aerospace & Defense - 4.0%
General Dynamics Corp.	201,200	41,189,664
Northrop Grumman Corp.	17,100	5,427,027
Raytheon Co.	175,400	36,248,164
United Technologies Corp.	921,371	128,816,880
		211,681,735
Building Products - 0.0%
Johnson Controls International PLC	6,800	238,000
Commercial Services & Supplies - 0.2%
Waste Connection, Inc. (Canada)	145,927	11,632,132
Electrical Equipment - 1.7%
AMETEK, Inc.	433,500	34,298,520
Eaton Corp. PLC	339,800	29,470,854
Fortive Corp.	244,900	20,620,580
Regal Beloit Corp.	81,100	6,686,695
		91,076,649
Industrial Conglomerates - 1.2%
General Electric Co.	2,399,447	27,089,757
Roper Technologies, Inc.	126,400	37,440,944
		64,530,701
Machinery - 0.6%
Allison Transmission Holdings, Inc.	320,700	16,679,607
Ingersoll-Rand PLC	159,100	16,275,930
		32,955,537

TOTAL INDUSTRIALS		412,114,754

INFORMATION TECHNOLOGY - 10.1%
Communications Equipment - 3.3%
Cisco Systems, Inc.	3,596,231	174,956,638
Electronic Equipment & Components - 0.9%
Dell Technologies, Inc. (a)	267,641	25,993,294
TE Connectivity Ltd.	281,261	24,731,280
		50,724,574
IT Services - 1.2%
First Data Corp. Class A (a)	1,209,496	29,596,367
Paychex, Inc.	498,869	36,741,702
		66,338,069
Semiconductors & Semiconductor Equipment - 1.1%
Intel Corp.	793,800	37,538,802
NXP Semiconductors NV	25,400	2,171,700
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	490,400	21,656,064
		61,366,566
Software - 2.4%
Micro Focus International PLC	1,025,223	19,065,925
Microsoft Corp.	948,724	108,505,564
		127,571,489
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	283,900	64,087,586

TOTAL INFORMATION TECHNOLOGY		545,044,922

MATERIALS - 3.5%
Chemicals - 3.0%
DowDuPont, Inc.	1,706,700	109,757,877
LyondellBasell Industries NV Class A	436,700	44,766,117
The Chemours Co. LLC	187,500	7,395,000
		161,918,994
Containers & Packaging - 0.5%
Packaging Corp. of America	230,700	25,305,483

TOTAL MATERIALS		187,224,477

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
American Tower Corp.	371,900	54,037,070
Public Storage	118,500	23,893,155
Spirit MTA REIT	13,700	157,824
Spirit Realty Capital, Inc.	20,000	161,200
		78,249,249
TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 4.1%
AT&T, Inc.	730,593	24,533,313
Verizon Communications, Inc.	3,687,959	196,900,131
		221,433,444
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (a)	4,739	332,583

TOTAL TELECOMMUNICATION SERVICES		221,766,027

UTILITIES - 3.4%
Electric Utilities - 2.5%
Exelon Corp.	2,244,100	97,977,406
PPL Corp.	899,200	26,310,592
Xcel Energy, Inc.	195,000	9,205,950
		133,493,948
Multi-Utilities - 0.9%
Ameren Corp.	213,300	13,484,826
CenterPoint Energy, Inc.	666,400	18,425,960
Public Service Enterprise Group, Inc.	314,500	16,602,455
		48,513,241

TOTAL UTILITIES		182,007,189

TOTAL COMMON STOCKS
(Cost $3,622,746,812)		4,910,621,719

Convertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Bunge Ltd. 4.875%	3,500	376,600
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. Series A, 6.125%	3,700	242,239
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Fortive Corp. Series A, 5.00%	520	554,564
UTILITIES - 0.1%
Electric Utilities - 0.1%
Vistra Energy Corp. 7.00%	13,000	1,260,350
Multi-Utilities - 0.0%
CenterPoint Energy, Inc. 2.00% ZENS	9,700	442,611

TOTAL UTILITIES		1,702,961

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $2,917,336)		2,876,364
	Principal Amount	Value

Corporate Bonds - 0.2%
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
DISH Network Corp. 3.375% 8/15/26	311,000	296,621
Liberty Media Corp. 1.375% 10/15/23	980,000	1,189,956
		1,486,577
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. 5.5% 9/15/26	181,000	178,782
Scorpio Tankers, Inc. 3% 5/15/22	1,560,000	1,325,474
		1,504,256
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Dycom Industries, Inc. 0.75% 9/15/21	150,000	166,363
Electrical Equipment - 0.0%
SolarCity Corp. 1.625% 11/1/19	179,000	156,616
TOTAL INDUSTRIALS		322,979
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.0%
Twitter, Inc. 0.25% 6/15/24 (e)	476,000	416,847
Yahoo!, Inc. 0% 12/1/18	319,000	405,365
		822,212
IT Services - 0.0%
Square, Inc. 0.375% 3/1/22	70,000	302,823
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp. 3.25% 8/1/39	115,000	263,925
Microchip Technology, Inc. 1.625% 2/15/25	159,000	240,647
Micron Technology, Inc. 3% 11/15/43	162,000	251,054
ON Semiconductor Corp. 1.625% 10/15/23	128,000	143,717
		899,343
Software - 0.0%
Nuance Communications, Inc. 1.25% 4/1/25	402,000	413,785
TOTAL INFORMATION TECHNOLOGY		2,438,163

TOTAL CONVERTIBLE BONDS		5,751,975

Nonconvertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Diversified Consumer Services - 0.0%
Laureate Education, Inc. 8.25% 5/1/25 (e)	360,000	385,499
Media - 0.0%
Viacom, Inc. 6.25% 2/28/57 (f)	645,000	634,509
TOTAL CONSUMER DISCRETIONARY		1,020,008
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp. 8% 12/15/22 (e)	910,000	867,913
Southwestern Energy Co. 4.1% 3/15/22	395,000	393,519
		1,261,432
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. 5.875% 5/15/23 (e)	680,000	660,110

TOTAL NONCONVERTIBLE BONDS		2,941,550

TOTAL CORPORATE BONDS
(Cost $8,682,449)		8,693,525

Bank Loan Obligations - 0.0%
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 2/27/25(f)(g)
(Cost $1,264,361)	1,265,171	1,262,540
	Shares	Value

Money Market Funds - 8.4%
Fidelity Cash Central Fund, 2.11% (h)
(Cost $454,179,565)	454,091,674	454,182,493
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,089,790,523)		5,377,636,641
NET OTHER ASSETS (LIABILITIES) - 0.0%		(442,189)
NET ASSETS - 100%		$5,377,194,452

Legend

 (a) Non-income producing

 (b) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,048,568 or 0.1% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,330,369 or 0.0% of net assets.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
New Academy Holding Co. LLC unit	8/1/11	$13,406,880

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,766,911
Fidelity Securities Lending Cash Central Fund	125,213
Total	$3,892,124

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$469,302,283	$464,253,715	$--	$5,048,568
Consumer Staples	409,942,449	307,070,586	102,871,863	--
Energy	495,641,986	476,451,766	19,190,220	--
Financials	1,216,153,195	1,216,153,195	--	--
Health Care	693,794,027	541,587,115	152,206,912	--
Industrials	412,669,318	412,114,754	554,564	--
Information Technology	545,044,922	525,978,997	19,065,925	--
Materials	187,224,477	187,224,477	--	--
Real Estate	78,249,249	78,249,249	--	--
Telecommunication Services	221,766,027	221,766,027	--	--
Utilities	183,710,150	182,007,189	1,702,961	--
Corporate Bonds	8,693,525	--	8,693,525	--
Bank Loan Obligations	1,262,540	--	1,262,540	--
Money Market Funds	454,182,493	454,182,493	--	--
Total Investments in Securities:	$5,377,636,641	$5,067,039,563	$305,548,510	$5,048,568

The following is a summary of transfers between Level 1 and Level 2 for the period ended September 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$56,451,660
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Growth Portfolio

September 30, 2018

VIPGRWT-QTLY-1118
1.808779.114

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 14.1%
Diversified Consumer Services - 0.6%
Grand Canyon Education, Inc. (a)	337,800	$38,103,840
Hotels, Restaurants & Leisure - 0.9%
Domino's Pizza, Inc.	20,100	5,925,480
Hilton Worldwide Holdings, Inc.	344,178	27,802,699
Wingstop, Inc.	252,200	17,217,694
		50,945,873
Household Durables - 0.4%
Panasonic Corp.	2,037,700	23,619,447
Internet & Direct Marketing Retail - 6.6%
Amazon.com, Inc. (a)	197,100	394,791,300
Media - 1.0%
Charter Communications, Inc. Class A (a)	177,700	57,908,876
China Literature Ltd. (a)(b)	980	6,159
		57,915,035
Specialty Retail - 3.8%
Home Depot, Inc.	911,732	188,865,284
Ross Stores, Inc.	62,400	6,183,840
Ulta Beauty, Inc. (a)	121,100	34,164,732
		229,213,856
Textiles, Apparel & Luxury Goods - 0.8%
LVMH Moet Hennessy - Louis Vuitton SA	112,115	39,618,189
Michael Kors Holdings Ltd. (a)	104,600	7,171,376
Pinduoduo, Inc. ADR	45,300	1,190,937
Puma AG	641	316,299
		48,296,801

TOTAL CONSUMER DISCRETIONARY		842,886,152

CONSUMER STAPLES - 3.8%
Beverages - 1.4%
Constellation Brands, Inc. Class A (sub. vtg.)	113,900	24,559,118
Fever-Tree Drinks PLC	305,105	14,348,073
Kweichow Moutai Co. Ltd. (A Shares)	141,870	15,077,502
Monster Beverage Corp. (a)	241,700	14,086,276
Pernod Ricard SA ADR	408,400	13,366,932
		81,437,901
Food & Staples Retailing - 0.1%
BJ's Wholesale Club Holdings, Inc.	249,800	6,689,644
Food Products - 0.4%
McCormick & Co., Inc. (non-vtg.)	115,800	15,256,650
The Simply Good Foods Co. (a)	439,700	8,552,165
		23,808,815
Household Products - 0.5%
Energizer Holdings, Inc.	510,200	29,923,230
Personal Products - 1.4%
Coty, Inc. Class A	943,600	11,851,616
Estee Lauder Companies, Inc. Class A	247,300	35,937,636
Unilever NV (NY Reg.)	698,300	38,790,565
		86,579,817

TOTAL CONSUMER STAPLES		228,439,407

ENERGY - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
Cheniere Energy, Inc. (a)	1,637,800	113,810,722
Reliance Industries Ltd.	2,052,288	35,604,409
		149,415,131
FINANCIALS - 8.5%
Banks - 2.8%
First Republic Bank	447,800	42,988,800
HDFC Bank Ltd.	117,289	3,238,873
HDFC Bank Ltd. sponsored ADR	133,200	12,534,120
JPMorgan Chase & Co.	545,300	61,531,652
M&T Bank Corp.	252,200	41,496,988
Metro Bank PLC (a)	85,000	3,294,865
		165,085,298
Capital Markets - 5.7%
Charles Schwab Corp.	3,049,900	149,902,585
CME Group, Inc.	661,597	112,610,425
JMP Group, Inc.	240,100	1,274,931
MSCI, Inc.	242,200	42,968,702
The Blackstone Group LP	835,200	31,804,416
		338,561,059
Diversified Financial Services - 0.0%
Prosegur Cash SA (b)	1,112,793	2,439,312

TOTAL FINANCIALS		506,085,669

HEALTH CARE - 12.2%
Biotechnology - 2.9%
AC Immune SA (a)	421,500	3,372,000
Acceleron Pharma, Inc. (a)	117,543	6,726,986
Affimed NV (a)(c)	615,487	2,677,368
Biogen, Inc. (a)	182,800	64,585,068
Calyxt, Inc. (a)	303,156	4,629,192
Cytokinetics, Inc. (a)	497,720	4,902,542
Insmed, Inc. (a)	1,312,783	26,544,472
Prothena Corp. PLC (a)	288,500	3,773,580
Rubius Therapeutics, Inc.	55,300	1,327,200
Vertex Pharmaceuticals, Inc. (a)	285,498	55,026,885
		173,565,293
Health Care Equipment & Supplies - 5.5%
Becton, Dickinson & Co.	397,100	103,643,100
Boston Scientific Corp. (a)	1,384,300	53,295,550
Danaher Corp.	365,126	39,674,591
Intuitive Surgical, Inc. (a)	191,700	110,035,800
ResMed, Inc.	163,100	18,811,954
		325,460,995
Health Care Providers & Services - 0.9%
Elanco Animal Health, Inc.	27,800	969,942
National Vision Holdings, Inc.	18,700	844,118
Neuronetics, Inc.	12,900	413,574
UnitedHealth Group, Inc.	196,800	52,356,672
		54,584,306
Health Care Technology - 0.3%
Veeva Systems, Inc. Class A (a)	174,400	18,986,928
Life Sciences Tools & Services - 0.5%
Codexis, Inc. (a)	249,100	4,272,065
Mettler-Toledo International, Inc. (a)	25,600	15,589,888
Sartorius Stedim Biotech	84,900	11,680,918
		31,542,871
Pharmaceuticals - 2.1%
AstraZeneca PLC sponsored ADR	2,101,900	83,172,183
Mallinckrodt PLC (a)	536,400	15,721,884
Mylan NV (a)	694,400	25,415,040
		124,309,107

TOTAL HEALTH CARE		728,449,500

INDUSTRIALS - 6.6%
Aerospace & Defense - 0.4%
TransDigm Group, Inc.	56,096	20,884,541
Commercial Services & Supplies - 0.6%
Copart, Inc. (a)	732,700	37,756,031
Electrical Equipment - 2.1%
AMETEK, Inc.	605,200	47,883,424
Fortive Corp. (c)	689,413	58,048,575
Nidec Corp.	126,400	18,183,489
		124,115,488
Industrial Conglomerates - 0.4%
Roper Technologies, Inc.	83,417	24,708,950
Machinery - 2.0%
Allison Transmission Holdings, Inc.	1,398,400	72,730,784
Gardner Denver Holdings, Inc. (a)	1,454,300	41,214,862
Rational AG	5,900	4,274,522
		118,220,168
Professional Services - 1.1%
IHS Markit Ltd. (a)	524,500	28,302,020
TransUnion Holding Co., Inc.	535,561	39,406,578
		67,708,598

TOTAL INDUSTRIALS		393,393,776

INFORMATION TECHNOLOGY - 45.3%
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	61,600	5,791,632
Cognex Corp.	337,300	18,828,086
Zebra Technologies Corp. Class A (a)	94,300	16,675,069
		41,294,787
Internet Software & Services - 12.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	197,400	32,523,624
Alphabet, Inc. Class A (a)	339,798	410,163,369
DocuSign, Inc.	15,700	825,349
Dropbox, Inc. Class A (a)	26,800	719,044
Facebook, Inc. Class A (a)	418,709	68,860,882
GoDaddy, Inc. (a)	558,959	46,611,591
MercadoLibre, Inc.	63,400	21,585,798
NetEase, Inc. ADR	46,600	10,636,450
Shopify, Inc. Class A (a)	134,400	22,090,442
Stamps.com, Inc. (a)	233,591	52,838,284
Tencent Holdings Ltd.	1,026,900	41,929,177
VeriSign, Inc. (a)	284,300	45,522,116
		754,306,126
IT Services - 7.7%
Adyen BV (b)	9,700	7,917,316
Fidelity National Information Services, Inc.	387,100	42,220,997
Global Payments, Inc.	338,600	43,137,640
MasterCard, Inc. Class A	208,800	46,480,968
PayPal Holdings, Inc. (a)	1,029,900	90,466,416
Square, Inc. (a)	374,900	37,118,849
Visa, Inc. Class A	1,280,672	192,216,060
		459,558,246
Semiconductors & Semiconductor Equipment - 3.2%
ASML Holding NV	142,000	26,698,840
Broadcom, Inc.	67,400	16,629,602
Cree, Inc. (a)	193,900	7,342,993
Maxim Integrated Products, Inc.	470,387	26,525,123
Monolithic Power Systems, Inc.	117,888	14,798,481
NVIDIA Corp.	307,700	86,469,854
Semtech Corp. (a)	234,800	13,054,880
		191,519,773
Software - 16.4%
Activision Blizzard, Inc.	543,732	45,233,065
Adobe Systems, Inc. (a)	628,600	169,690,570
Autodesk, Inc. (a)	255,400	39,870,494
Avalara, Inc. (c)	7,683	268,367
Black Knight, Inc. (a)	564,500	29,325,775
Electronic Arts, Inc. (a)	328,521	39,583,495
Intuit, Inc.	347,100	78,930,540
Microsoft Corp.	3,525,600	403,222,872
Pluralsight, Inc.	117,400	3,756,800
Red Hat, Inc. (a)	259,200	35,323,776
Salesforce.com, Inc. (a)	680,862	108,277,484
Splunk, Inc. (a)	167,200	20,216,152
Zscaler, Inc. (a)	237,885	9,700,950
		983,400,340
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	1,245,700	281,204,318

TOTAL INFORMATION TECHNOLOGY		2,711,283,590

MATERIALS - 3.4%
Chemicals - 3.3%
CF Industries Holdings, Inc.	604,300	32,898,092
DowDuPont, Inc.	1,093,300	70,310,123
Sherwin-Williams Co.	74,100	33,731,061
The Chemours Co. LLC	602,900	23,778,376
Umicore SA	619,113	34,625,615
		195,343,267
Containers & Packaging - 0.1%
Aptargroup, Inc.	54,300	5,850,282

TOTAL MATERIALS		201,193,549

REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Tower Corp.	677,700	98,469,810
TOTAL COMMON STOCKS
(Cost $3,542,279,613)		5,859,616,584

Preferred Stocks - 0.8%
Convertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(d)(e)	1,049,416	20,988
HEALTH CARE - 0.1%
Biotechnology - 0.1%
BioNTech AG Series A (d)(e)	22,085	6,509,425
INFORMATION TECHNOLOGY - 0.5%
Internet Software & Services - 0.5%
Uber Technologies, Inc. Series D, 8.00% (a)(d)(e)	636,240	31,029,425
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(d)(e)	181,657	175,299
TOTAL INFORMATION TECHNOLOGY		31,204,724

TOTAL CONVERTIBLE PREFERRED STOCKS		37,735,137

Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA sponsored ADR	824,100	9,048,618
TOTAL PREFERRED STOCKS
(Cost $31,094,377)		46,783,755

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 2.11% (f)	24,214,698	24,219,540
Fidelity Securities Lending Cash Central Fund 2.11% (f)(g)	60,377,578	60,383,616
TOTAL MONEY MARKET FUNDS
(Cost $84,603,156)		84,603,156
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $3,657,977,146)		5,991,003,495
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(13,068,954)
NET ASSETS - 100%		$5,977,934,541

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,362,787 or 0.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $37,735,137 or 0.6% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
AppNexus, Inc. Series E (Escrow)	8/1/14	$3,638,989
BioNTech AG Series A	12/29/17	$4,836,805
Blu Homes, Inc. Series A, 5.00%	6/21/13	$4,848,302
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$9,870,023

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$613,917
Fidelity Securities Lending Cash Central Fund	66,333
Total	$680,250

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$842,907,140	$779,648,516	$63,237,636	$20,988
Consumer Staples	228,439,407	228,439,407	--	--
Energy	149,415,131	149,415,131	--	--
Financials	515,134,287	511,895,414	3,238,873	--
Health Care	734,958,925	728,449,500	--	6,509,425
Industrials	393,393,776	393,393,776	--	--
Information Technology	2,742,488,314	2,669,354,413	41,929,177	31,204,724
Materials	201,193,549	201,193,549	--	--
Real Estate	98,469,810	98,469,810	--	--
Money Market Funds	84,603,156	84,603,156	--	--
Total Investments in Securities:	$5,991,003,495	$5,844,862,672	$108,405,686	$37,735,137

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Overseas Portfolio

September 30, 2018

VIPOVRS-QTLY-1118
1.808774.114

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Australia - 0.9%
Adelaide Brighton Ltd.	1,320,356	$5,898,311
Aub Group Ltd.	550,984	5,305,073
Netwealth Group Ltd. (a)	129,463	740,236
Pact Group Holdings Ltd. (b)	367,147	987,259
realestate.com.au Ltd.	22,245	1,381,737

TOTAL AUSTRALIA		14,312,616

Austria - 0.1%
Andritz AG	16,860	983,659
Bailiwick of Jersey - 1.1%
Ferguson PLC	146,064	12,403,245
Sanne Group PLC	663,526	5,534,975

TOTAL BAILIWICK OF JERSEY		17,938,220

Belgium - 1.1%
Anheuser-Busch InBev SA NV	15,072	1,319,336
KBC Groep NV	225,068	16,750,304

TOTAL BELGIUM		18,069,640

Bermuda - 1.9%
Credicorp Ltd. (United States)	35,400	7,897,032
Hiscox Ltd.	465,400	9,978,609
Hongkong Land Holdings Ltd.	230,800	1,527,896
IHS Markit Ltd. (c)	175,372	9,463,073
SmarTone Telecommunications Holdings Ltd.	1,939,500	2,581,590

TOTAL BERMUDA		31,448,200

Canada - 0.6%
Constellation Software, Inc.	14,070	10,346,976
Cayman Islands - 0.6%
SITC International Holdings Co. Ltd.	2,394,000	1,932,729
Value Partners Group Ltd.	2,224,000	1,769,916
ZTO Express (Cayman), Inc. sponsored ADR	336,601	5,577,479

TOTAL CAYMAN ISLANDS		9,280,124

China - 0.1%
Suofeiya Home Collection Co. Ltd. Class A	426,000	1,355,118
Yunnan Baiyao Group Co. Ltd. (d)	89,200	912,018

TOTAL CHINA		2,267,136

Denmark - 1.4%
DSV de Sammensluttede Vognmaend A/S	129,000	11,729,281
Netcompany Group A/S	146,281	5,261,005
NNIT A/S (b)	169,486	4,702,300
Scandinavian Tobacco Group A/S (b)	118,471	1,816,842

TOTAL DENMARK		23,509,428

Finland - 0.1%
Nokian Tyres PLC	41,300	1,692,204
France - 9.5%
Altarea SCA	6,800	1,575,870
ALTEN	72,470	7,454,919
Amundi SA (b)	138,153	10,352,380
Capgemini SA	123,200	15,505,683
Compagnie de St. Gobain	247,800	10,680,424
Danone SA	170,400	13,242,671
Edenred SA	334,100	12,734,980
Elior SA	210,500	3,260,310
Elis SA	324,145	7,632,349
LVMH Moet Hennessy - Louis Vuitton SA	53,033	18,740,324
Sanofi SA	216,514	19,344,926
SR Teleperformance SA	58,800	11,093,833
Total SA	398,959	25,940,616
Total SA rights (a)(c)(e)	398,959	296,455

TOTAL FRANCE		157,855,740

Germany - 7.6%
adidas AG	47,264	11,573,320
Axel Springer Verlag AG	140,400	9,446,512
Bayer AG	204,006	18,095,469
Bertrandt AG	23,982	2,215,014
Deutsche Post AG	435,581	15,486,792
Fresenius Medical Care AG & Co. KGaA	111,000	11,404,539
Fresenius SE & Co. KGaA	203,386	14,933,577
Hannover Reuck SE	68,600	9,693,165
Instone Real Estate Group BV (b)	45,800	1,303,080
JOST Werke AG (b)	17,800	668,567
SAP SE	218,663	26,887,582
Scout24 AG (b)	84,800	3,954,035

TOTAL GERMANY		125,661,652

Hong Kong - 1.3%
AIA Group Ltd.	2,187,300	19,530,587
Dah Sing Banking Group Ltd.	603,600	1,213,623
Dah Sing Financial Holdings Ltd.	139,200	891,743

TOTAL HONG KONG		21,635,953

India - 0.8%
Axis Bank Ltd. (c)	868,968	7,349,257
HDFC Bank Ltd. sponsored ADR	54,700	5,147,270
Housing Development Finance Corp. Ltd.	1,290	31,214

TOTAL INDIA		12,527,741

Indonesia - 0.6%
PT Astra International Tbk	3,437,400	1,695,460
PT Bank Rakyat Indonesia Tbk	38,780,900	8,197,821

TOTAL INDONESIA		9,893,281

Ireland - 3.1%
CRH PLC	285,600	9,346,513
DCC PLC (United Kingdom)	123,350	11,197,936
Kerry Group PLC Class A	104,700	11,578,774
Kingspan Group PLC (Ireland)	259,800	12,113,894
United Drug PLC (United Kingdom)	886,602	7,863,838

TOTAL IRELAND		52,100,955

Israel - 0.5%
Frutarom Industries Ltd.	74,060	7,665,803
Italy - 1.4%
Banca Generali SpA	231,600	5,991,074
FinecoBank SpA	255,200	3,411,894
Prada SpA	1,352,900	6,480,772
Recordati SpA	210,300	7,119,963

TOTAL ITALY		23,003,703

Japan - 18.0%
AEON Financial Service Co. Ltd.	393,800	8,155,355
Arata Corp.	33,900	1,700,669
Arc Land Sakamoto Co. Ltd.	38,920	529,575
Bridgestone Corp.	52,550	1,986,048
Credit Saison Co. Ltd.	93,700	1,528,130
Daiichikosho Co. Ltd.	145,100	6,998,310
Daikin Industries Ltd.	105,000	13,975,882
Dentsu, Inc.	20,280	940,641
Elecom Co. Ltd.	1,500	38,048
GMO Internet, Inc.	42,840	747,306
Hoya Corp.	333,800	19,830,576
Iriso Electronics Co. Ltd.	124,000	6,504,489
Keyence Corp.	24,856	14,434,069
KH Neochem Co. Ltd.	309,600	12,057,560
Miroku Jyoho Service Co., Ltd.	202,210	4,529,347
Misumi Group, Inc.	273,970	7,089,173
Mitsubishi UFJ Financial Group, Inc.	2,333,700	14,498,561
Morinaga & Co. Ltd.	120,300	4,494,574
Nabtesco Corp.	252,200	6,703,432
Nakanishi, Inc.	549,600	11,435,085
Nissan Chemical Corp.	127,000	6,706,566
Nitori Holdings Co. Ltd.	74,500	10,684,541
NOF Corp.	236,700	7,989,302
OBIC Co. Ltd.	108,140	10,231,517
Olympus Corp.	255,800	9,984,800
ORIX Corp.	1,114,830	18,073,551
Otsuka Corp.	198,700	7,414,962
PALTAC Corp.	88,400	4,831,579
Paramount Bed Holdings Co. Ltd.	30,100	1,483,542
Recruit Holdings Co. Ltd.	444,960	14,850,276
Renesas Electronics Corp. (c)	199,500	1,246,656
S Foods, Inc.	161,400	6,974,776
SMC Corp.	26,500	8,480,373
Subaru Corp.	60,400	1,849,956
Sundrug Co. Ltd.	123,500	4,407,609
Suzuki Motor Corp.	143,600	8,225,214
Temp Holdings Co., Ltd.	311,500	7,306,350
The Suruga Bank Ltd. (a)	134,900	674,381
Tsuruha Holdings, Inc.	79,200	9,751,875
USS Co. Ltd.	425,300	7,894,365
VT Holdings Co. Ltd.	30,040	132,724
Welcia Holdings Co. Ltd.	201,420	11,416,518

TOTAL JAPAN		298,788,263

Kenya - 0.3%
Safaricom Ltd.	19,310,400	4,695,829
Korea (South) - 0.3%
LG Chemical Ltd.	13,685	4,507,486
Netherlands - 5.2%
Adyen BV (b)	2,000	1,632,436
ASR Nederland NV	39,100	1,864,003
Grandvision NV (b)	225,900	5,560,361
Heineken NV (Bearer)	102,700	9,629,809
IMCD Group BV	204,510	15,920,777
ING Groep NV (Certificaten Van Aandelen)	930,349	12,075,094
Intertrust NV (b)	90,454	1,675,095
Koninklijke Philips Electronics NV	320,820	14,623,452
Unilever NV (NY Reg.)	403,761	22,428,924

TOTAL NETHERLANDS		85,409,951

New Zealand - 0.7%
EBOS Group Ltd.	453,126	6,745,964
Trade Maine Group Ltd.	1,505,290	5,208,419

TOTAL NEW ZEALAND		11,954,383

Norway - 1.9%
Equinor ASA	617,900	17,423,812
Schibsted ASA:
(A Shares)	262,700	9,864,060
(B Shares)	61,822	2,142,074
Skandiabanken ASA (b)	159,800	1,741,577

TOTAL NORWAY		31,171,523

Spain - 3.1%
Amadeus IT Holding SA Class A	150,867	14,016,634
CaixaBank SA	2,687,500	12,222,541
Grifols SA ADR	585,200	12,505,724
Masmovil Ibercom SA (c)	33,494	3,865,488
Prosegur Cash SA (b)	3,922,300	8,597,926

TOTAL SPAIN		51,208,313

Sweden - 4.0%
Addlife AB	219,268	4,959,028
Alfa Laval AB	348,100	9,439,442
Essity AB Class B	46,160	1,160,311
HEXPOL AB (B Shares)	880,800	9,712,447
Indutrade AB	383,090	10,371,026
Nordea Bank AB	1,030,940	11,235,777
Swedbank AB (A Shares)	706,562	17,514,190
Telefonaktiebolaget LM Ericsson (B Shares)	197,400	1,747,147

TOTAL SWEDEN		66,139,368

Switzerland - 5.9%
Credit Suisse Group AG	762,377	11,439,819
Julius Baer Group Ltd.	233,840	11,686,417
Kaba Holding AG (B Shares) (Reg.)	9,970	7,512,548
Lonza Group AG	41,756	14,253,373
Roche Holding AG (participation certificate)	122,645	29,657,451
Sika AG	71,950	10,476,518
UBS Group AG	853,400	13,478,398

TOTAL SWITZERLAND		98,504,524

Taiwan - 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	991,600	8,478,794
United Kingdom - 21.4%
Admiral Group PLC	420,300	11,394,636
Aggreko PLC	56,000	636,622
Ascential PLC	1,931,063	10,520,841
BCA Marketplace PLC	530,100	1,409,502
Beazley PLC	914,000	6,802,366
BP PLC	312,400	2,394,466
British American Tobacco PLC (United Kingdom)	409,969	19,112,957
Charter Court Financial Services Group PLC (b)	409,046	1,784,988
Cineworld Group PLC	3,127,500	12,865,066
Close Brothers Group PLC	41,590	857,577
Compass Group PLC	613,001	13,630,693
Conviviality PLC (d)	1,095,500	14
Cranswick PLC	185,973	8,202,722
Dechra Pharmaceuticals PLC	158,930	4,511,713
Diploma PLC	429,720	7,930,974
Halma PLC	499,738	9,412,130
Hastings Group Holdings PLC (b)	1,569,119	5,305,222
Hilton Food Group PLC	392,469	4,931,285
IntegraFin Holdings PLC (c)	211,689	979,500
InterContinental Hotel Group PLC	161,500	10,061,857
Intertek Group PLC	133,110	8,660,899
James Fisher and Sons PLC	237,000	5,869,210
John Wood Group PLC	697,700	7,016,793
JTC PLC	639,500	3,267,415
LivaNova PLC (c)	78,093	9,681,189
Lloyds Banking Group PLC	1,897,179	1,459,097
London Stock Exchange Group PLC	231,980	13,866,355
Melrose Industries PLC	4,348,423	11,329,801
Micro Focus International PLC	424,231	7,889,363
Mondi PLC	35,000	959,824
Prudential PLC	845,242	19,379,750
Reckitt Benckiser Group PLC	196,481	17,948,544
Rentokil Initial PLC	1,877,800	7,792,918
Rio Tinto PLC	225,692	11,384,256
Rolls-Royce Holdings PLC	745,162	9,586,806
Rotork PLC	1,793,426	7,725,608
Sabre Insurance Group PLC (b)	643,041	2,221,070
Schroders PLC	216,767	8,744,431
Sinclair Pharma PLC (c)	2,649,983	1,077,644
Spectris PLC	306,135	9,468,658
St. James's Place Capital PLC	885,700	13,206,581
Standard Life PLC	2,385,384	9,510,766
The Weir Group PLC	413,904	9,511,076
Ultra Electronics Holdings PLC	308,600	6,387,400
Unilever PLC	57,900	3,180,687
Victrex PLC	219,550	9,557,793
Volution Group PLC	2,188,595	5,419,968

TOTAL UNITED KINGDOM		354,849,033

United States of America - 4.6%
Alphabet, Inc. Class C (c)	5,872	7,008,056
Boston Scientific Corp. (c)	267,400	10,294,900
International Flavors & Fragrances, Inc.	48,835	6,793,925
Marsh & McLennan Companies, Inc.	112,600	9,314,272
Moody's Corp.	56,700	9,480,240
S&P Global, Inc.	76,477	14,942,841
Sherwin-Williams Co.	21,800	9,923,578
Worldpay, Inc. (c)	87,900	8,901,633

TOTAL UNITED STATES OF AMERICA		76,659,445

TOTAL COMMON STOCKS
(Cost $1,333,043,367)		1,632,559,943

Nonconvertible Preferred Stocks - 0.8%
Germany - 0.8%
Henkel AG & Co. KGaA
(Cost $15,443,795)	119,224	13,987,849

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 2.11% (f)	5,057,571	5,058,582
Fidelity Securities Lending Cash Central Fund 2.11% (f)(g)	737,804	737,878
TOTAL MONEY MARKET FUNDS
(Cost $5,796,460)		5,796,460
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $1,354,283,622)		1,652,344,252
NET OTHER ASSETS (LIABILITIES) - 0.2%		3,649,666
NET ASSETS - 100%		$1,655,993,918

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $52,303,138 or 3.2% of net assets.

 (c) Non-income producing

 (d) Level 3 security

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$291,190
Fidelity Securities Lending Cash Central Fund	445,034
Total	$736,224

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$177,526,561	$156,800,189	$20,726,372	$--
Consumer Staples	165,586,077	110,781,868	54,804,195	14
Energy	53,072,142	24,737,060	28,335,082	--
Financials	397,089,000	314,327,721	82,761,279	--
Health Care	235,421,071	141,383,216	93,125,837	912,018
Industrials	303,842,865	254,112,961	49,729,904	--
Information Technology	184,493,182	139,490,296	45,002,886	--
Materials	113,967,141	93,236,372	20,730,769	--
Real Estate	4,406,846	4,406,846	--	--
Telecommunication Services	11,142,907	11,142,907	--	--
Money Market Funds	5,796,460	5,796,460	--	--
Total Investments in Securities:	$1,652,344,252	$1,256,215,896	$395,216,324	$912,032

The following is a summary of transfers between Level 1 and Level 2 for the period ended September 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$107,888,420
Level 2 to Level 1	$10,348,899

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Floating Rate High Income Portfolio

September 30, 2018

VIPFHI-QTLY-1118
1.9859334.104

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 87.9%
	Principal Amount	Value
Aerospace - 1.5%
DAE Aviation Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.99% 7/7/22 (a)(b)	$414,458	$416,336
TransDigm, Inc.:
Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.7422% 5/30/25 (a)(b)	982,365	984,861
Tranche F, term loan 3 month U.S. LIBOR + 2.500% 4.7422% 6/9/23 (a)(b)	1,737,531	1,743,404
Wesco Aircraft Hardware Corp.:
Tranche A, term loan 3 month U.S. LIBOR + 3.000% 5.25% 11/30/20 (a)(b)	312,000	310,440
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.7422% 2/28/21 (a)(b)	490,000	484,488
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2142% 4/30/25 (a)(b)	375,000	377,344
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 10.1477% 4/30/26 (a)(b)	75,000	74,860

TOTAL AEROSPACE		4,391,733

Air Transportation - 0.3%
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.9084% 10/5/24 (a)(b)	372,503	374,716
XPO Logistics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.2301% 2/23/25 (a)(b)	445,000	447,003

TOTAL AIR TRANSPORTATION		821,719

Automotive & Auto Parts - 0.8%
Caliber Holdings Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 2/1/24 (a)(b)	151,783	152,667
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.4922% 2/1/25 (a)(b)	45,000	45,450
Hertz Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.83% 6/30/23 (a)(b)	746,144	743,189
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.8861% 11/27/20 (a)(b)	148,984	144,887
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.3861% 11/27/21 (a)(b)	500,000	435,835
The Gates Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.9922% 3/31/24 (a)(b)	379,278	381,414
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.7422% 4/18/23 (a)(b)	261,762	266,997

TOTAL AUTOMOTIVE & AUTO PARTS		2,170,439

Banks & Thrifts - 0.2%
Lions Gate Capital Holdings Ll Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4922% 3/24/25 (a)(b)	622,498	623,015
Broadcasting - 1.3%
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0638% 8/15/25 (a)(b)	750,000	758,438
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.9622% 11/18/24 (a)(b)	1,192,244	1,181,597
Clear Channel Communications, Inc. Tranche D, term loan 3 month U.S. LIBOR + 6.750% 0% 1/30/19 (b)(c)	1,000,000	748,910
ION Media Networks, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.05% 12/18/20 (a)(b)	535,965	537,975
Raycom Media, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4922% 8/23/24 (a)(b)	520,994	520,994

TOTAL BROADCASTING		3,747,914

Building Materials - 1.3%
Beacon Roofing Supply, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3826% 1/2/25 (a)(b)	373,125	372,035
Builders FirstSource, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3861% 2/29/24 (a)(b)	210,570	210,745
COVIA Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1361% 6/1/25 (a)(b)	374,063	352,864
GYP Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.9922% 6/1/25 (a)(b)	977,069	974,216
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.34% 7/2/25 (a)(b)	623,438	624,217
HD Supply, Inc. Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 4.7422% 10/17/23 (a)(b)	245,644	247,670
Jeld-Wen, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.3861% 12/14/24 (a)(b)	158,800	159,130
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.6% 9/27/24 (a)(b)	375,000	377,501
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8861% 5/21/22 (a)(b)	327,238	329,489

TOTAL BUILDING MATERIALS		3,647,867

Cable/Satellite TV - 2.8%
Altice U.S. Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4922% 7/28/25 (a)(b)	882,900	881,796
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.14% 5/1/24 (a)(b)	128,375	128,696
Charter Communication Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.25% 4/30/25 (a)(b)	2,359,681	2,362,631
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.6584% 1/25/26 (a)(b)	498,750	500,206
Mediacom Illinois LLC Tranche N, term loan 3 month U.S. LIBOR + 1.750% 3.92% 2/15/24 (a)(b)	494,702	493,054
Numericable LLC:
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.688% 5.8459% 1/31/26 (a)(b)	498,744	492,155
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 6.1584% 8/14/26 (a)(b)	125,000	123,906
Unitymedia Finance LLC Tranche E, term loan 3 month U.S. LIBOR + 2.000% 4.1584% 6/1/23 (a)(b)	500,000	500,375
Virgin Media Bristol LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.6584% 1/15/26 (a)(b)	650,000	650,962
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.4084% 8/19/23 (a)(b)	1,594,450	1,559,899
Zayo Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.2422% 1/19/21 (a)(b)	246,250	246,821

TOTAL CABLE/SATELLITE TV		7,940,501

Capital Goods - 0.5%
AECOM Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.9922% 3/13/25 (a)(b)	246,150	246,534
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 9/26/25 (b)(d)	500,000	500,780
Apergy Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.75% 5/9/25 (a)(b)	166,566	167,399
Gardner Denver, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.9922% 7/30/24 (a)(b)	107,733	108,261
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 7% 3/13/22 (a)(b)	397,010	397,284

TOTAL CAPITAL GOODS		1,420,258

Chemicals - 2.9%
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.7422% 11/18/23 (a)(b)	171,938	173,012
Ferro Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.6361% 2/14/24 (a)(b)	125,712	126,184
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.250% 4.6361% 2/14/24 (a)(b)	123,038	123,499
Invictus U.S. Newco LLC:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.195% 3/28/25 (a)(b)	179,100	180,108
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.8259% 3/28/26 (a)(b)	100,000	99,250
Jade Germany GmbH Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.0935% 5/31/23 (a)(b)	370,312	367,535
Kraton Polymers LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.7422% 3/8/25 (a)(b)	765,769	767,921
MacDermid, Inc.:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 4% 6/7/23 (a)(b)	330,967	332,933
Tranche B 7LN, term loan 3 month U.S. LIBOR + 2.500% 4.7422% 6/7/20 (a)(b)	66,956	67,182
OCI Partners LP Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3861% 3/13/25 (a)(b)	870,625	882,248
Orion Engineered Carbons GMBH Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.3861% 7/25/24 (a)(b)	399,009	398,510
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 5.625% 10/11/24 (a)(b)	716,096	720,128
PQ Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.7422% 2/8/25 (a)(b)	239,246	239,396
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 9/20/25 (b)(d)	1,500,000	1,505,730
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4% 4/3/25 (a)(b)	759,943	760,422
Thermon Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8538% 10/30/24 (a)(b)	238,410	239,602
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. term loan 3 month U.S. LIBOR + 2.000% 4.2182% 9/6/24 (a)(b)	247,500	248,324
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2182% 9/22/24 (a)(b)	150,029	150,560
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2182% 9/22/24 (a)(b)	346,221	347,447
Univar, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4922% 7/1/24 (a)(b)	436,518	437,365
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.1361% 4/3/25 (a)(b)	97,632	97,937
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 4.1361% 4/3/25 (a)(b)	167,368	167,892

TOTAL CHEMICALS		8,433,185

Consumer Products - 0.9%
Coty, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4/5/25 (b)(d)	1,000,000	988,130
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.34% 7/3/20 (a)(b)	140,550	135,736
Owens & Minor Distribution, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.6038% 4/30/25 (a)(b)	500,000	471,250
Prestige Brands, Inc. term loan 3 month U.S. LIBOR + 2.000% 4.2422% 1/26/24 (a)(b)	154,110	154,067
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.163% 6/15/25 (a)(b)	195,000	196,788
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.054% 11/29/24 (a)(b)	712,250	720,263

TOTAL CONSUMER PRODUCTS		2,666,234

Containers - 2.6%
Anchor Glass Container Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.9935% 12/7/23 (a)(b)	540,409	485,169
Ball Metalpack Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.7422% 7/31/25 (a)(b)	364,088	367,273
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.1601% 11/7/25 (a)(b)	912,713	912,284
Berry Global, Inc.:
Tranche Q, term loan 3 month U.S. LIBOR + 2.000% 4.1859% 10/1/22 (a)(b)	632,699	633,845
Tranche R, term loan 3 month U.S. LIBOR + 2.000% 4.1859% 1/19/24 (a)(b)	328,333	328,560
Tranche S, term loan 3 month U.S. LIBOR + 1.750% 3.9359% 2/8/20 (a)(b)	73,638	73,638
Tranche T, term loan 3 month U.S. LIBOR + 1.750% 3.9359% 1/6/21 (a)(b)	859,167	858,634
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5814% 4/3/24 (a)(b)	493,750	493,133
Charter Nex U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 5/16/24 (a)(b)	336,643	336,573
Crown Americas LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.2182% 4/3/25 (a)(b)	309,225	310,604
Hostess Brands LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4922% 8/3/22 (a)(b)	371,257	371,257
Plastipak Packaging, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.75% 10/14/24 (a)(b)	108,900	108,815
Printpack Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.25% 7/26/23 (a)(b)	98,000	96,040
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.9922% 2/5/23 (a)(b)	2,126,221	2,135,151

TOTAL CONTAINERS		7,510,976

Diversified Financial Services - 4.3%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.9922% 4/4/24 (a)(b)	618,112	620,690
Alpine Finance Merger Sub LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2182% 7/12/24 (a)(b)	148,500	148,546
AssuredPartners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.4682% 10/22/24 (a)(b)	373,125	373,901
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.1653% 1/15/25 (a)(b)	1,620,938	1,625,687
Bcp Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8424% 10/31/24 (a)(b)	450,000	452,502
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.25% 4/27/24 (a)(b)	617,188	619,502
Deerfield Holdings Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 2/13/25 (a)(b)	313,425	313,425
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 10/1/25 (b)(d)	1,600,000	1,595,776
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.2422% 12/27/22 (a)(b)	460,129	461,998
Fly Funding II SARL Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.34% 2/9/23 (a)(b)	686,350	686,638
Flying Fortress Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.1361% 10/30/22 (a)(b)	500,000	502,145
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.7422% 7/3/24 (a)(b)	180,673	181,576
Franklin Square Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.625% 8/3/25 (a)(b)	285,000	286,248
Greensky Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5% 3/29/25 (a)(b)	189,050	189,523
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.4084% 3/1/25 (a)(b)	797,729	798,726
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.75% 7/3/24 (a)(b)	297,000	298,672
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3861% 6/30/24 (a)(b)	227,706	224,859
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.1653% 12/5/20 (a)(b)	180,507	181,184
SAI Global GP Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.7422% 12/8/23 (a)(b)	201,306	189,228
TransUnion LLC:
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 4.2422% 6/19/25 (a)(b)	498,750	500,102
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.2422% 4/9/23 (a)(b)	606,559	607,548
Tricorbraun Holdings, Inc. Tranche 1LN, term loan:
3 month U.S. LIBOR + 3.750% 6.1034% 11/30/23 (a)(b)	22,500	22,580
3 month U.S. LIBOR + 3.750% 6.1361% 11/30/23 (a)(b)	223,295	224,086
Trident Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 10/17/24 (a)(b)	919,431	915,220
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5% 8/18/23 (a)(b)	491,250	493,859

TOTAL DIVERSIFIED FINANCIAL SERVICES		12,514,221

Diversified Media - 0.3%
Lamar Media Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.9375% 3/16/25 (a)(b)	278,600	279,645
Outfront Media Capital LLC / Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0749% 3/16/24 (a)(b)	160,000	160,600
WMG Acquisition Corp. Tranche F, term loan 3 month U.S. LIBOR + 2.125% 4.3672% 11/1/23 (a)(b)	375,000	374,291

TOTAL DIVERSIFIED MEDIA		814,536

Energy - 3.8%
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.7422% 5/18/23 (a)(b)	723,872	725,682
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.4922% 6/22/24 (a)(b)	627,341	617,147
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.1653% 5/21/25 (a)(b)	349,125	346,943
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.6172% 12/31/21 (a)(b)	1,457,333	1,614,609
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.9622% 12/31/22 (a)(b)	625,000	634,113
Calpine Construction Finance Co. LP Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.7422% 1/15/25 (a)(b)	372,188	371,987
Citgo Petroleum Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8374% 7/29/21 (a)(b)	542,591	542,591
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.6326% 5/7/25 (a)(b)	1,047,375	1,043,447
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.7422% 3/13/25 (a)(b)	746,250	748,116
Foresight Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 7.9922% 3/28/22 (a)(b)	230,631	230,200
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.1719% 4/16/21 (a)(b)	364,234	366,056
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.1653% 3/1/24 (a)(b)	1,300,000	1,224,171
GIM Channelview Cogeneration LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5% 5/3/25 (a)(b)	42,442	42,751
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5826% 7/23/25 (a)(b)	1,080,000	1,085,065
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.64% 8/25/23 (a)(b)	444,346	371,505
Kestrel Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5% 6/1/25 (a)(b)	249,375	251,869
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 10/30/24 (a)(b)	237,801	235,944
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.49% 12/9/21 (a)(b)	375,224	307,684
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6361% 6/26/22 (a)(b)	218,796	219,343
TerraForm Power Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.2422% 11/8/22 (a)(b)	109,175	109,448

TOTAL ENERGY		11,088,671

Entertainment/Film - 0.5%
AMC Entertainment Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3844% 12/15/23 (a)(b)	306,340	306,276
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3844% 12/15/22 (a)(b)	243,125	242,923
NAI Entertainment Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.58% 5/8/25 (a)(b)	455,000	455,191
SMG U.S. Midco 2, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 1/23/25 (a)(b)	283,575	284,993

TOTAL ENTERTAINMENT/FILM		1,289,383

Environmental - 0.6%
ADS Waste Holdings, Inc. term loan 3 month U.S. LIBOR + 2.250% 4.4126% 11/10/23 (a)(b)	248,652	249,460
Hd Supply Waterworks Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3167% 8/1/24 (a)(b)	129,025	129,402
The Brickman Group, Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.6875% 8/15/25 (a)(b)	750,000	753,045
Wrangler Buyer Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.9922% 9/28/24 (a)(b)	238,324	239,566
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 12/20/24 (a)(b)	317,789	319,244

TOTAL ENVIRONMENTAL		1,690,717

Food & Drug Retail - 3.8%
Agro Merchants Intermediate Ho Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1361% 12/6/24 (a)(b)	248,177	249,418
Albertson's LLC Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.9922% 8/25/21 (a)(b)	2,460,622	2,462,665
3 month U.S. LIBOR + 3.000% 5.3114% 6/22/23 (a)(b)	852,493	852,229
3 month U.S. LIBOR + 3.000% 5.381% 12/21/22 (a)(b)	407,150	407,227
Amneal Pharmaceuticals LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.75% 5/4/25 (a)(b)	249,317	251,421
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.327% 5/31/24 (a)(b)	1,374,375	1,374,375
GOBP Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.7422% 10/21/21 (a)(b)	569,829	569,829
JBS USA Lux SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8444% 10/30/22 (a)(b)	1,740,538	1,743,915
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.9922% 11/25/20 (a)(b)	30,741	28,989
Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.6172% 11/25/22 (a)(b)	1,591,605	1,395,647
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 4.3861% 3/27/23 (a)(b)	719,886	722,075
Smart & Final, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.7422% 11/15/22 (a)(b)	875,000	856,958
SUPERVALU, Inc. term loan:
3 month U.S. LIBOR + 3.500% 5.7422% 6/8/24 (a)(b)	76,066	76,066
3 month U.S. LIBOR + 3.500% 5.7422% 6/8/24 (a)(b)	45,639	45,639

TOTAL FOOD & DRUG RETAIL		11,036,453

Food/Beverage/Tobacco - 1.9%
8th Avenue Food & Provisions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.006% 9/21/25 (a)(b)	150,000	151,220
Arterra Wines Canada, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.0875% 12/16/23 (a)(b)	335,169	336,007
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.7422% 10/7/23 (a)(b)	1,230,288	1,199,531
Eg Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3861% 2/6/25 (a)(b)	503,410	503,883
Pinnacle Foods Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.8538% 2/3/24 (a)(b)	580,468	580,398
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.22% 5/24/24 (a)(b)	1,560,300	1,560,019
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.9922% 6/30/22 (a)(b)	255,000	240,975
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.4922% 6/30/21 (a)(b)	490,875	486,580
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.2422% 6/27/23 (a)(b)	366,563	367,801

TOTAL FOOD/BEVERAGE/TOBACCO		5,426,414

Gaming - 6.6%
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 7/1/23 (a)(b)	230,989	229,718
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.4922% 2/15/24 (a)(b)	248,071	249,311
Aristocrat Technologies, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.0975% 10/19/24 (a)(b)	1,107,360	1,105,910
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.4174% 9/15/23 (a)(b)	346,396	348,010
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.9922% 12/22/24 (a)(b)	3,721,875	3,741,527
CCM Merger, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.9922% 8/8/21 (a)(b)	241,808	242,896
Churchill Downs, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.25% 12/27/24 (a)(b)	138,950	139,124
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4682% 4/18/24 (a)(b)	1,323,586	1,324,618
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4083% 4/17/24 (a)(b)	418,991	420,738
Gaming VC Holdings SA Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.7422% 3/15/24 (a)(b)	402,975	404,317
Gateway Casinos & Entertainment Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 3/13/25 (a)(b)	673,313	676,262
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.25% 10/20/24 (a)(b)	496,250	497,491
3 month U.S. LIBOR + 7.000% 9.25% 10/20/25 (a)(b)	200,000	202,250
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.9518% 10/4/23 (a)(b)	1,646,009	1,651,622
Greektown Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.9922% 4/25/24 (a)(b)	138,250	138,250
Las Vegas Sands LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.9922% 3/27/25 (a)(b)	1,409,968	1,408,346
MGM Mirage, Inc. Tranche A, term loan 3 month U.S. LIBOR + 2.500% 4.7422% 4/25/21 (a)(b)	392,375	392,375
Mohegan Tribal Gaming Authority Tranche A, term loan 3 month U.S. LIBOR + 3.750% 5.8259% 10/14/21 (a)(b)	178,723	175,238
Penn National Gaming, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 2.250% 10/1/25 (b)(d)	620,000	623,100
3 month U.S. LIBOR + 2.500% 4.7422% 1/19/24 (a)(b)	46,800	47,005
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 5.0342% 8/14/24 (a)(b)	2,202,061	2,197,943
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8377% 7/10/25 (a)(b)	1,496,250	1,509,417
Station Casinos LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.75% 6/8/23 (a)(b)	672,939	675,389
Wynn America LLC Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.750% 4% 12/31/21 (a)(b)	360,000	358,650
Yonkers Racing Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5% 5/31/24 (a)(b)	161,138	161,541

TOTAL GAMING		18,921,048

Healthcare - 4.8%
Akorn, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7% 4/17/21 (a)(b)	500,000	483,750
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 6/22/24 (a)(b)	370,313	367,072
Community Health Systems, Inc. Tranche H, term loan 3 month U.S. LIBOR + 3.250% 5.5626% 1/27/21 (a)(b)	470,914	464,486
Concentra, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.86% 6/1/22 (a)(b)	160,000	160,933
CVS Holdings I LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.25% 2/6/25 (a)(b)	159,200	159,200
Envision Healthcare Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.25% 12/1/23 (a)(b)	564,602	564,201
Excelsior Merger Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 7/2/25 (a)(b)	498,750	493,763
Grifols, S.A. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4174% 1/31/25 (a)(b)	615,625	618,740
HLF Financing SARL LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 8/18/25 (a)(b)	1,060,000	1,068,830
IMS Health, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.4434% 6/11/25 (a)(b)	748,125	747,504
Innoviva, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.8119% 8/18/22 (a)(b)	14,850	14,850
LifeScan Global Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 6/18/24 (b)(d)	425,000	419,955
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.1361% 6/7/23 (a)(b)	643,124	644,295
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 6/30/25 (a)(b)	1,463,403	1,468,159
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.9922% 9/27/24 (a)(b)	455,400	452,098
Press Ganey Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.9922% 10/21/23 (a)(b)	414,225	415,778
Prospect Medical Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.625% 2/22/24 (a)(b)	278,600	282,083
Surgery Center Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.57% 8/31/24 (a)(b)	497,487	497,279
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 6/23/24 (a)(b)	370,312	372,164
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.6361% 12/31/22 (a)(b)	1,181,826	1,150,307
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.1038% 6/1/25 (a)(b)	1,971,247	1,980,571
Vizient, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 4.9922% 2/11/23 (a)(b)	74,203	74,420
VVC Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.3979% 7/9/25 (a)(b)	500,000	491,875
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 12/1/24 (a)(b)	372,188	370,676

TOTAL HEALTHCARE		13,762,989

Homebuilders/Real Estate - 1.5%
DTZ U.S. Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 8/21/25 (a)(b)	1,375,000	1,380,156
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.9922% 1/30/24 (a)(b)	460,872	457,489
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.9922% 1/30/24 (a)(b)	24,753	24,571
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.2422% 3/23/25 (a)(b)	531,375	531,789
Pisces Midco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0874% 4/12/25 (a)(b)	498,750	503,114
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3979% 2/8/25 (a)(b)	366,623	367,265
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.2122% 12/22/24 (a)(b)	1,193,182	1,194,673

TOTAL HOMEBUILDERS/REAL ESTATE		4,459,057

Hotels - 1.4%
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.2158% 8/30/23 (a)(b)	303,661	303,716
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.2422% 11/30/23 (a)(b)	986,240	986,398
Marriott Ownership Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4922% 8/31/25 (a)(b)	1,320,000	1,329,900
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.34% 5/11/24 (a)(b)	197,500	197,599
Wyndham Destinations, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.445% 5/31/25 (a)(b)	500,000	501,250
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.9922% 5/30/25 (a)(b)	800,000	802,168

TOTAL HOTELS		4,121,031

Insurance - 3.6%
Acrisure LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.750% 6.0858% 11/22/23 (a)(b)	997,500	999,166
Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5924% 11/22/23 (a)(b)	566,181	567,834
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.1479% 5/10/25 (a)(b)	842,259	844,819
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.9645% 1/25/24 (a)(b)	245,625	246,495
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 11/3/23 (a)(b)	1,296,400	1,305,721
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 11/3/24 (a)(b)	498,750	501,947
Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.2422% 8/4/22 (a)(b)	727,340	733,057
3 month U.S. LIBOR + 6.500% 8.7422% 8/4/25 (a)(b)	1,645,000	1,689,218
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.3353% 4/25/25 (a)(b)	1,451,363	1,453,902
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3861% 5/16/24 (a)(b)	1,925,996	1,926,478

TOTAL INSURANCE		10,268,637

Leisure - 2.5%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.7422% 5/31/25 (a)(b)	139,650	140,523
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 7/31/24 (a)(b)	403,225	403,628
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.7422% 2/28/25 (a)(b)	1,368,125	1,365,922
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.7422% 2/1/24 (a)(b)	2,260,522	2,241,692
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.2422% 9/8/24 (a)(b)	75,000	76,641
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 5.2182% 3/8/24 (a)(b)	310,291	311,610
Fitness International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 4/18/25 (a)(b)	174,563	174,824
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.0626% 6/10/22 (a)(b)	448,285	449,872
NVA Holdings, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 4.9922% 2/2/25 (a)(b)	1,245,259	1,240,589
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.9682% 7/6/24 (a)(b)	247,500	248,614
Varsity Brands Holding Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.7422% 12/15/24 (a)(b)	620,314	621,604

TOTAL LEISURE		7,275,519

Metals/Mining - 0.4%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.9922% 3/21/25 (a)(b)	298,500	300,366
Asp Prince Merger Sub, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.1512% 3/29/25 (a)(b)	373,125	362,864
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.4922% 10/17/22 (a)(b)	469,275	429,640

TOTAL METALS/MINING		1,092,870

Paper - 0.7%
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.8861% 3/14/22 (a)(b)	423,550	426,879
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3374% 12/29/23 (a)(b)	711,619	710,829
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7506% 6/29/25 (a)(b)	875,000	876,750

TOTAL PAPER		2,014,458

Publishing/Printing - 1.8%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.4153% 6/7/23 (a)(b)	782,469	728,675
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 7.1361% 11/3/23 (a)(b)	673,689	645,900
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 5/29/21 (a)(b)	483,750	454,522
Learning Care Group (U.S.) No 2 Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4305% 3/13/25 (a)(b)	796,000	797,242
McGraw-Hill Global Education Holdings, LLC term loan 3 month U.S. LIBOR + 4.000% 6.2422% 5/4/22 (a)(b)	881,618	854,799
Merrill Communications LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.5924% 6/1/22 (a)(b)	121,285	122,194
Multi-Color Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4922% 10/31/24 (a)(b)	168,725	169,429
Proquest LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.9922% 10/24/21 (a)(b)	481,068	482,122
Scripps (E.W.) Co. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.2422% 10/2/24 (a)(b)	247,500	247,656
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.8861% 8/24/22 (a)(b)	763,563	766,289

TOTAL PUBLISHING/PRINTING		5,268,828

Restaurants - 1.3%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4922% 2/17/24 (a)(b)	1,726,375	1,726,806
CEC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 2/14/21 (a)(b)	480,275	464,066
K-Mac Holdings Corp.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.9153% 3/16/26 (a)(b)	25,000	25,172
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4153% 3/16/25 (a)(b)	388,362	389,430
KFC Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.9147% 4/3/25 (a)(b)	318,541	318,741
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.4622% 7/28/21 (a)(b)	497,409	496,166
Restaurant Technologies, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.250% 9/24/25 (b)(d)	150,000	150,938
Tacala Investment Corp. term loan 3 month U.S. LIBOR + 3.250% 5.4922% 2/1/25 (a)(b)	253,725	254,740

TOTAL RESTAURANTS		3,826,059

Services - 5.9%
Acosta, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 9/26/21 (a)(b)	251,350	186,575
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.6361% 6/13/25 (a)(b)	625,000	618,363
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.8861% 6/13/24 (a)(b)	1,414,824	1,415,249
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5% 10/19/23 (a)(b)	449,650	451,057
Aramark Services, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.0844% 3/11/25 (a)(b)	699,497	701,246
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.0844% 3/28/24 (a)(b)	285,652	286,009
Asgn, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.2422% 4/2/25 (a)(b)	148,400	148,817
Avantor, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.2422% 11/21/24 (a)(b)	497,494	503,324
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5958% 6/21/24 (a)(b)	741,866	746,287
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.9922% 11/7/23 (a)(b)	140,145	140,277
Coinmach Service Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5892% 11/14/22 (a)(b)	1,610,194	1,613,318
CRCI Longhorn Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6205% 8/8/25 (a)(b)	220,000	220,414
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 3/29/25 (a)(b)	218,900	220,308
Frontdoor, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.75% 8/16/25 (a)(b)	265,000	266,492
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.3861% 11/21/24 (a)(b)	745,622	742,125
KAR Auction Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9375% 3/9/23 (a)(b)	149,771	150,395
KUEHG Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 0% 8/13/22 (b)	610,994	613,542
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1361% 2/21/25 (a)(b)	500,000	502,085
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.7422% 4/26/24 (a)(b)	2,075,781	2,083,565
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 2/27/25 (a)(b)	1,614,656	1,611,297
Prime Security Services Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.9682% 5/2/22 (a)(b)	526,203	528,450
Science Applications International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.375% 5/4/22 (a)(b)	175,716	175,936
SSH Group Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.59% 7/30/25 (a)(b)	375,000	378,000
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.9922% 8/29/25 (a)(b)	935,000	939,834
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.25% 3/23/24 (a)(b)	182,225	181,941
The ServiceMaster Co. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.7422% 11/8/23 (a)(b)	194,924	196,386
WASH Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 5/14/22 (a)(b)	759,520	763,318
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.2422% 5/14/23 (a)(b)(e)	40,000	39,200
Xerox Business Services LLC:
Tranche A, term loan 3 month U.S. LIBOR + 1.750% 3.9922% 12/7/22 (a)(b)	122,656	122,503
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.7422% 12/7/23 (a)(b)	348,788	349,987

TOTAL SERVICES		16,896,300

Steel - 0.2%
Atkore International, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.14% 12/22/23 (a)(b)	168,725	169,410
JMC Steel Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.623% 6/14/21 (a)(b)	415,720	415,720

TOTAL STEEL		585,130

Super Retail - 2.8%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.1038% 7/2/22 (a)(b)	422,116	327,140
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.2422% 9/25/24 (a)(b)	2,975,598	3,004,105
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.1479% 2/3/24 (a)(b)	999,709	1,005,537
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.72% 11/17/24 (a)(b)	430,356	433,046
Davids Bridal, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.32% 10/11/19 (a)(b)	242,154	214,306
G-III Apparel Group Ltd. Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.4302% 12/1/22 (a)(b)	375,000	379,061
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.7422% 8/19/23 (a)(b)	493,719	493,872
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5673% 6/23/23 (a)(b)	381,983	350,278
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.750% 5.1392% 8/19/22 (a)(b)	245,395	247,103
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5924% 1/26/23 (a)(b)	416,657	337,130
PetSmart, Inc. term loan 3 month U.S. LIBOR + 3.000% 5.12% 3/11/22 (a)(b)	563,034	490,414
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (b)(c)	196,340	196
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.7422% 5/31/25 (a)(b)	872,813	862,557

TOTAL SUPER RETAIL		8,144,745

Technology - 14.0%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8826% 8/3/25 (a)(b)	1,000,000	985,130
Applied Systems, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3861% 9/19/24 (a)(b)	247,500	248,738
Aptean, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.500% 11.89% 12/20/23 (a)(b)	70,000	70,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.64% 12/20/22 (a)(b)	341,622	343,108
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.9922% 2/28/25 (a)(b)	658,323	660,792
Banff Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6/28/25 (b)(d)	1,000,000	1,009,370
Bracket Intermediate Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.5708% 9/5/25 (a)(b)	380,000	380,000
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 4/30/25 (a)(b)	625,000	625,781
Compuware Corp. 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.7122% 8/23/25 (a)(b)	270,000	271,912
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.9922% 11/29/24 (a)(b)	373,125	372,659
Dell International LLC:
Tranche A 3LN, term loan 3 month U.S. LIBOR + 1.500% 3.58% 12/31/18 (a)(b)	252,654	252,732
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.25% 9/7/23 (a)(b)	519,423	520,462
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.000% 5.2422% 2/1/25 (a)(b)	273,739	273,624
3 month U.S. LIBOR + 3.000% 5.2422% 2/1/25 (a)(b)	249,375	249,270
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.9922% 2/1/26 (a)(b)	55,000	55,275
Digicert Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.000% 10/31/24 (b)(d)	350,000	350,438
3 month U.S. LIBOR + 5.250% 6.8259% 10/31/24 (a)(b)	807,975	808,985
Dynatrace LLC:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.2242% 8/23/26 (a)(b)	45,000	45,506
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.4742% 8/23/25 (a)(b)	485,000	487,629
EagleView Technology Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.6344% 8/14/25 (a)(b)	325,000	325,000
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0614% 2/9/23 (a)(b)	513,972	517,642
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.1895% 1/31/24 (a)(b)	134,657	135,892
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5% 6/1/22 (a)(b)	923,403	927,060
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.4922% 3/8/26 (a)(b)	45,000	44,831
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 3/8/25 (a)(b)	593,513	593,145
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.8861% 12/2/24 (a)(b)	158,800	159,793
3 month U.S. LIBOR + 7.500% 9.9669% 12/1/25 (a)(b)	125,000	126,459
First Data Corp. Tranche B, term loan:
3 month U.S. LIBOR + 2.000% 4.2122% 7/10/22 (a)(b)	1,934,875	1,937,738
3 month U.S. LIBOR + 2.000% 4.2122% 4/26/24 (a)(b)	1,347,483	1,348,440
Global Payments, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.9922% 4/22/23 (a)(b)	304,596	304,901
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4922% 2/15/24 (a)(b)	988,376	991,944
Hyland Software, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 7/1/22 (a)(b)	331,999	333,934
I-Logic Technologies Bidco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.2422% 12/21/24 (a)(b)	295,679	294,200
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 5.1361% 2/1/22 (a)(b)	769,903	771,705
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.5931% 11/1/24 (a)(b)	460,000	469,366
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3431% 11/1/23 (a)(b)	1,187,403	1,192,900
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.33% 1/20/24 (a)(b)	707,798	712,809
3 month U.S. LIBOR + 9.000% 11.08% 1/20/25 (a)(b)	250,000	240,000
MA FinanceCo. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.4922% 11/20/21 (a)(b)	398,000	396,010
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 4.7422% 6/21/24 (a)(b)	2,639,648	2,630,858
3 month U.S. LIBOR + 2.500% 4.7422% 6/21/24 (a)(b)	387,044	385,755
Marketo, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5933% 2/7/25 (a)(b)	249,375	249,500
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.7422% 9/29/24 (a)(b)	1,150,227	1,159,061
3 month U.S. LIBOR + 8.500% 10.7422% 9/29/25 (a)(b)	250,000	254,375
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.9153% 9/15/24 (a)(b)	446,120	448,909
Microchip Technology, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.25% 5/29/25 (a)(b)	911,000	911,191
Micron Technology, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4% 4/26/22 (a)(b)	34,822	34,916
Mitchell International, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.250% 5.4922% 12/1/24 (a)(b)	253,773	253,156
3 month U.S. LIBOR + 7.250% 9.4922% 12/1/25 (a)(b)	125,000	124,781
NAVEX TopCo, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.37% 9/4/25 (a)(b)	200,000	199,810
Omnitracs LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.1226% 3/21/25 (a)(b)	498,750	496,880
Open Text Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.9922% 5/30/25 (a)(b)	184,075	184,857
Renaissance Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 5/31/25 (a)(b)	513,713	512,428
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.2422% 5/31/26 (a)(b)	250,000	248,750
SCS Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.4922% 10/30/22 (a)(b)	214,913	215,719
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3538% 8/1/25 (a)(b)	365,000	365,000
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.9922% 3/3/23 (a)(b)	606,364	607,504
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 5.6361% 9/30/22 (a)(b)	657,965	660,709
Sound Inpatient Physicians, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 6/28/25 (a)(b)	498,750	502,281
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.9922% 6/28/26 (a)(b)	25,000	25,031
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.250% 4.4922% 4/16/25 (a)(b)	1,516,589	1,517,545
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.250% 4.4922% 4/16/25 (a)(b)	588,689	589,060
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 4.506% 4/16/25 (a)(b)	295,000	295,091
Sybil Software LLC. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8861% 9/30/23 (a)(b)	789,405	793,478
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.1479% 3/9/23 (a)(b)	398,000	399,158
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 5/1/24 (a)(b)	617,188	619,280
TIBCO Software, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.75% 12/4/20 (a)(b)	226,364	227,165
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.6038% 9/28/24 (a)(b)	548,710	550,312
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.1203% 4/4/25 (a)(b)	997,500	1,002,797
Vantiv LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 3.884% 8/9/24 (a)(b)	373,125	373,476
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.7422% 8/27/25 (a)(b)	875,000	881,930
Vertafore, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 7/2/25 (a)(b)	1,250,000	1,255,000
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.4922% 7/2/26 (a)(b)	325,000	327,236
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 9/17/26 (b)(d)	250,000	250,938
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9/17/25 (b)(d)	550,000	553,163
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4922% 7/1/23 (a)(b)	293,994	294,853

TOTAL TECHNOLOGY		40,237,133

Telecommunications - 6.9%
Altice Financing SA Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.9084% 7/15/25 (a)(b)	494,059	484,055
Blucora, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 5/22/24 (a)(b)	176,667	177,440
Ciena Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.2422% 9/27/25 (a)(b)	150,000	150,563
Digicel International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.57% 5/25/24 (a)(b)	351,301	332,419
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.49% 12/22/23 (a)(b)	400,239	402,992
Frontier Communications Corp.:
Tranche A, term loan 3 month U.S. LIBOR + 2.750% 5% 3/31/21 (a)(b)	2,589,402	2,537,614
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.9682% 6/15/24 (a)(b)	2,041,262	1,997,559
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.99% 5/31/25 (a)(b)	498,750	494,456
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.9801% 11/27/23 (a)(b)	3,875,000	3,888,432
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.7301% 1/2/24 (a)(b)	200,000	209,876
Tranche B-5, term loan 6.625% 1/2/24	635,000	660,876
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4324% 2/22/24 (a)(b)	1,375,000	1,378,630
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4084% 7/17/25 (a)(b)	940,005	939,610
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.8861% 2/10/24 (a)(b)	310,275	303,294
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 2/1/24 (a)(b)	989,973	988,013
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 2/2/26 (a)(b)	750,000	752,918
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.25% 4/11/25 (a)(b)	723,188	723,766
Securus Technologies, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 11/1/24 (b)(d)	300,000	300,300
Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.7158% 11/1/24 (a)(b)	570,874	571,445
3 month U.S. LIBOR + 8.250% 10.4922% 11/1/25 (a)(b)	175,000	174,781
SFR Group SA Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.9922% 7/31/25 (a)(b)	582,451	567,890
SpeedCast International Ltd.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.8861% 5/15/25 (a)(b)	498,750	494,386
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5/15/25 (b)(d)	125,000	123,906
Sprint Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.7158% 2/3/24 (a)(b)	1,086,439	1,089,155
Windstream Services LLC Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.250% 5.41% 2/17/24 (a)(b)	230,877	204,327

TOTAL TELECOMMUNICATIONS		19,948,703

Textiles/Apparel - 0.1%
ABB Optical Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.1602% 6/15/23 (a)(b)	264,600	265,262
Transportation Ex Air/Rail - 0.5%
IBC Capital Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0871% 9/11/23 (a)(b)	373,125	375,300
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.08% 6/22/22 (a)(b)	697,033	697,904
Navios Maritime Partners LP Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.34% 9/14/20 (a)(b)	277,500	277,270

TOTAL TRANSPORTATION EX AIR/RAIL		1,350,474

Utilities - 2.6%
APLP Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 4/13/23 (a)(b)	336,373	337,738
Brookfield WEC Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 8.9922% 8/1/26 (a)(b)	230,000	233,738
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.9922% 8/1/25 (a)(b)	1,250,000	1,265,000
Calpine Corp. Tranche B 8LN, term loan 3 month U.S. LIBOR + 1.750% 4% 12/31/19 (a)(b)	246,250	246,097
Dayton Power & Light Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.25% 8/24/22 (a)(b)	122,813	122,659
ExGen Renewables IV, LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.32% 11/28/24(a)(b)	245,175	247,014
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.8861% 11/13/21 (a)(b)	262,350	263,006
Houston Fuel Oil Terminal Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5% 6/26/25 (a)(b)	1,072,313	1,072,645
Invenergy Thermal Operating I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8114% 8/28/25 (a)(b)	415,000	418,631
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 6.2422% 2/15/24 (a)(b)	325,051	317,129
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 8.1361% 12/19/20 (a)(b)	364,573	360,380
Pike Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.75% 3/23/25 (a)(b)	229,679	231,344
Southwire LLC, Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.1584% 5/17/25 (a)(b)	374,063	375,155
Tex Operations Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.2422% 8/4/23 (a)(b)	500,022	500,477
Vertiv Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3126% 11/30/23 (a)(b)	369,450	370,681
Vistra Operations Co. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 4.4922% 12/14/23 (a)(b)	368,438	369,193
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.000% 4.1808% 12/31/25 (a)(b)	872,813	873,467

TOTAL UTILITIES		7,604,354

TOTAL BANK LOAN OBLIGATIONS
(Cost $253,645,817)		253,276,833

Nonconvertible Bonds - 3.8%
Aerospace - 0.1%
DAE Funding LLC:
4% 8/1/20 (f)	110,000	108,763
4.5% 8/1/22 (f)	135,000	131,625

TOTAL AEROSPACE		240,388

Banks & Thrifts - 0.1%
Ally Financial, Inc. 3.25% 11/5/18	250,000	249,900
Chemicals - 0.1%
OCI NV 6.625% 4/15/23 (f)	95,000	98,325
TPC Group, Inc. 8.75% 12/15/20 (f)	215,000	214,463

TOTAL CHEMICALS		312,788

Containers - 0.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.25% 9/15/22 (f)	255,000	251,175
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 5.8392% 7/15/21 (a)(b)(f)	145,000	146,994
6.875% 2/15/21 (a)	86,634	87,609
Silgan Holdings, Inc. 4.75% 3/15/25	180,000	172,575

TOTAL CONTAINERS		658,353

Diversified Financial Services - 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.625% 10/30/20	320,000	326,090
Financial & Risk U.S. Holdings, Inc.:
6.25% 5/15/26 (f)(g)	250,000	249,844
8.25% 11/15/26 (f)(g)	250,000	248,485

TOTAL DIVERSIFIED FINANCIAL SERVICES		824,419

Energy - 0.6%
Cheniere Corpus Christi Holdings LLC 7% 6/30/24	115,000	125,925
Chesapeake Energy Corp. 3 month U.S. LIBOR + 3.250% 5.5892% 4/15/19 (a)(b)	125,000	125,156
Citgo Petroleum Corp. 6.25% 8/15/22 (f)	385,000	384,038
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 6.0841% 6/15/22 (a)(b)(f)	525,000	525,189
Denbury Resources, Inc.:
7.5% 2/15/24 (f)	125,000	128,750
9% 5/15/21 (f)	125,000	135,156
9.25% 3/31/22 (f)	125,000	135,000
Transocean Pontus Ltd. 6.125% 8/1/25 (f)	220,000	223,573

TOTAL ENERGY		1,782,787

Environmental - 0.1%
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner U.S.A. 8.375% 12/1/22 (f)	170,000	173,825
Tervita Escrow Corp. 7.625% 12/1/21 (f)	105,000	108,281

TOTAL ENVIRONMENTAL		282,106

Food/Beverage/Tobacco - 0.1%
Vector Group Ltd. 6.125% 2/1/25 (f)	200,000	185,000
Gaming - 0.1%
Scientific Games Corp. 5% 10/15/25 (f)	200,000	190,000
Healthcare - 0.8%
Community Health Systems, Inc. 6.25% 3/31/23	200,000	190,250
HCA Holdings, Inc. 4.25% 10/15/19	500,000	503,750
Tenet Healthcare Corp.:
4.625% 7/15/24	375,000	364,500
5.125% 5/1/25	375,000	369,375
7.5% 1/1/22 (f)	85,000	88,719
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (f)	125,000	124,781
6.5% 3/15/22 (f)	220,000	228,800
7% 3/15/24 (f)	250,000	264,125
9% 12/15/25 (f)	180,000	193,732

TOTAL HEALTHCARE		2,328,032

Insurance - 0.1%
HUB International Ltd. 7% 5/1/26 (f)	300,000	300,393
Leisure - 0.2%
Studio City Co. Ltd.:
5.875% 11/30/19 (f)	200,000	201,500
7.25% 11/30/21 (f)	265,000	274,275

TOTAL LEISURE		475,775

Paper - 0.1%
Xerium Technologies, Inc. 9.5% 8/15/21	250,000	262,875
Publishing/Printing - 0.2%
Harland Clarke Holdings Corp. 8.375% 8/15/22 (f)	615,000	589,631
Restaurants - 0.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (f)	250,000	237,283
Services - 0.0%
APX Group, Inc. 7.625% 9/1/23	170,000	157,038
Technology - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (f)	78,000	78,198
4.42% 6/15/21 (f)	235,000	238,482

TOTAL TECHNOLOGY		316,680

Telecommunications - 0.3%
Altice Financing SA 7.5% 5/15/26 (f)	225,000	219,375
SFR Group SA:
6.25% 5/15/24 (f)	350,000	344,750
7.375% 5/1/26 (f)	485,000	485,000

TOTAL TELECOMMUNICATIONS		1,049,125

Textiles/Apparel - 0.0%
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (f)	80,000	78,400
Transportation Ex Air/Rail - 0.2%
Avolon Holdings Funding Ltd. 5.125% 10/1/23 (f)	500,000	504,375
TOTAL NONCONVERTIBLE BONDS
(Cost $11,043,557)		11,025,348
	Shares	Value

Common Stocks - 0.1%
Energy - 0.1%
Expro Holdings U.S., Inc. (e)	7,968	191,232
Expro Holdings U.S., Inc. (e)(f)	2,922	70,128

TOTAL ENERGY		261,360

Metals/Mining - 0.0%
Warrior Metropolitan Coal, Inc.	887	23,984
TOTAL COMMON STOCKS
(Cost $392,895)		285,344

Money Market Funds - 12.3%
Fidelity Cash Central Fund, 2.11% (h)
(Cost $35,387,284)	35,382,618	35,389,694
TOTAL INVESTMENT IN SECURITIES - 104.1%
(Cost $300,469,553)		299,977,219
NET OTHER ASSETS (LIABILITIES) - (4.1)%		(11,720,750)
NET ASSETS - 100%		$288,256,469

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Non-income producing - Security is in default.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Level 3 security

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,160,433 or 2.8% of net assets.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$397,673
Total	$397,673

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$261,360	$--	$--	$261,360
Materials	23,984	23,984	--	--
Bank Loan Obligations	253,276,833	--	253,237,633	39,200
Corporate Bonds	11,025,348	--	11,025,348	--
Money Market Funds	35,389,694	35,389,694	--	--
Total Investments in Securities:	$299,977,219	$35,413,678	$264,262,981	$300,560

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 28, 2018